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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.7%
		Consumer Discretionary: 7.9%
4,885		Bayerische Motoren Werke AG	$422,740	0.1
15,148		Brinker International, Inc.	570,322	0.1
21,410		CBS Corp. - Class B	999,633	0.2
96,825		Comcast Corp. — Class A	4,067,618	0.8
85,130		Delphi Automotive PLC	3,779,772	0.7
7,465		DineEquity, Inc.	513,517	0.1
23,650		Discovery Communications, Inc. - Class A	1,862,201	0.3
83,000		Dynam Japan Holdings Co. Ltd.	144,347	0.0
106,500		Esprit Holdings Ltd.	128,661	0.0
72,037		Foot Locker, Inc.	2,466,547	0.5
37,460		Gap, Inc.	1,326,084	0.2
22,066		GNC Holdings, Inc.	866,753	0.2
9,613		Grupo Televisa SAB ADR	255,802	0.0
15,051		Harley-Davidson, Inc.	802,218	0.1
16,400		Home Depot, Inc.	1,144,392	0.2
1,274		Hyundai Mobis	357,644	0.1
2,882		Hyundai Motor Co.	582,582	0.1
4,925		Kia Motors Corp.	249,884	0.1
5,189		Liberty Media Corp.	579,248	0.1
19,290	@,L	Lions Gate Entertainment Corp.	458,523	0.1
25,253		Lowe’s Cos., Inc.	957,594	0.2
76,963		Macy’s, Inc.	3,220,132	0.6
6,080		The Madison Square Garden, Inc.	350,208	0.1
34,467		Michael Kors Holdings Ltd.	1,957,381	0.4
7,324		Naspers Ltd.	456,330	0.1
42,030		Newell Rubbermaid, Inc.	1,096,983	0.2
42,000		Nissan Motor Co., Ltd.	407,418	0.1
46,617	@	Penn National Gaming, Inc.	2,537,363	0.5
15,460		Petsmart, Inc.	960,066	0.2
3,386		PPR	744,678	0.1
36,358		Reed Elsevier NV	623,311	0.1
8,358		Renault S.A.	524,363	0.1
8,200		Ross Stores, Inc.	497,084	0.1
13,110		Six Flags Entertainment Corp.	950,213	0.2
40,827		Starbucks Corp.	2,325,506	0.4
13,800		Toyota Motor Corp.	711,608	0.1
6,940		Ulta Salon Cosmetics & Fragrance, Inc.	563,320	0.1
34,940		WPP PLC	558,380	0.1
13,154		Wyndham Worldwide Corp.	848,170	0.1
107,700		Yue Yuen Industrial Holdings	351,888	0.1
			42,220,484	7.9
		Consumer Staples: 5.6%
60,000		Ajinomoto Co., Inc.	882,225	0.2
12,189		BRF - Brasil Foods SA ADR	269,499	0.0
24,946		Carrefour S.A.	683,354	0.1
14,163	@	Cia de Bebidas das Americas ADR	599,520	0.1
69,560		Coca-Cola Enterprises, Inc.	2,568,155	0.5
20,718		Costco Wholesale Corp.	2,198,387	0.4
18,427		Estee Lauder Cos., Inc.	1,179,881	0.2
3,592		Fomento Economico Mexicano SAB de CV ADR	407,692	0.1
15,340		Hershey Co.	1,342,710	0.3
41,283		Hillshire Brands Co.	1,451,098	0.3
12,941		Imperial Tobacco Group PLC	452,617	0.1
28,700		Japan Tobacco, Inc.	918,042	0.2
14,589		JM Smucker Co.	1,446,645	0.3
39,449		Kraft Foods Group, Inc.	2,032,807	0.4
56,847		Mondelez International, Inc.	1,740,087	0.3
11,171	@	Monster Beverage Corp.	533,304	0.1
15,967		Nestle S.A.	1,155,605	0.2
34,010		Philip Morris International, Inc.	3,153,067	0.6
49,572		Procter & Gamble Co.	3,820,018	0.7
5,499		Sanderson Farms, Inc.	300,355	0.1
149,752		Tesco PLC	870,532	0.1
20,332		Whole Foods Market, Inc.	1,763,801	0.3
			29,769,401	5.6
		Energy: 6.7%
19,598		Anadarko Petroleum Corp.	1,713,845	0.3
84,506	L	Arch Coal, Inc.	458,868	0.1
12,900		BP PLC ADR	546,315	0.1
26,291	@	Cameron International Corp.	1,714,173	0.3
366,000		China Petroleum & Chemical Corp.	429,210	0.1
63,500		China Shenhua Energy Co., Ltd.	231,689	0.0
334,000		CNOOC Ltd.	642,250	0.1
11,300		ConocoPhillips	679,130	0.1
8,051		Continental Resources, Inc.	699,873	0.1
36,989		ENI S.p.A.	828,127	0.2
7,465		Ensco PLC	447,900	0.1
12,798		EOG Resources, Inc.	1,639,040	0.3
9,772		EQT Corp.	662,053	0.1
66,667		ExxonMobil Corp.	6,007,363	1.1
99,561	@	Gazprom OAO ADR	851,246	0.2
61,977		Halliburton Co.	2,504,490	0.5
9,523		Lukoil OAO ADR	613,281	0.1
12,989		Marathon Oil Corp.	437,989	0.1
20,933		Noble Corp.	798,594	0.1
1,673		NovaTek OAO GDR	180,274	0.0
10,240		Oasis Petroleum, Inc.	389,837	0.1
27,484		Occidental Petroleum Corp.	2,153,921	0.4
19,190		Patterson-UTI Energy, Inc.	457,490	0.1
394,000		PetroChina Co., Ltd.	518,845	0.1
39,231		Petroleo Brasileiro SA ADR	712,043	0.1
31,353		Range Resources Corp.	2,540,847	0.5
54,860	@	Rowan Companies PLC	1,939,850	0.4
7,736		Royal Dutch Shell PLC - Class A ADR	504,078	0.1
53,414		Royal Dutch Shell PLC - Class A	1,731,871	0.3
10,263		Sasol Ltd.	454,480	0.1
12,645		Statoil ASA ADR	311,320	0.1
25,448		Statoil ASA	621,260	0.1
17,470		Superior Energy Services	453,696	0.1
2,816		Technip S.A.	288,838	0.1
13,242		Total S.A.	634,213	0.1
			35,798,299	6.7
		Financials: 12.2%
110,982		Aegon NV	670,118	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
3,210	@	Affiliated Managers Group, Inc.	$492,960	0.1
402,000		Agricultural Bank of China Ltd.	193,457	0.0
117,100		AIA Group Ltd.	514,857	0.1
17,914	L	AllianceBernstein Holding LP	392,317	0.1
8,800		American Campus Communities, Inc.	398,992	0.1
27,397		Ameriprise Financial, Inc.	2,017,789	0.4
57,722		Arthur J. Gallagher & Co.	2,384,496	0.4
25,672		Australia & New Zealand Banking Group Ltd.	765,648	0.1
44,607		AXA S.A.	770,871	0.2
39,355		Banco Bradesco SA ADR	669,822	0.1
490,259		Banco Popular Espanol S.A.	364,549	0.1
1,407,000		Bank of China Ltd.	654,623	0.1
256,039		Barclays PLC	1,139,190	0.2
69,649		Banco Bilbao Vizcaya Argentaria S.A.	608,165	0.1
2,850		Blackrock, Inc.	732,108	0.1
35,511		Blackstone Group LP	702,408	0.1
16,925		BNP Paribas	870,245	0.2
1,348,000		China Construction Bank	1,104,981	0.2
139,000		China Life Insurance Co., Ltd.	362,651	0.1
249,500		China Overseas Land & Investment Ltd.	690,038	0.1
44,949		Citigroup, Inc.	1,988,544	0.4
26,270		Credit Suisse Group	690,920	0.1
42,912	@	Danske Bank A/S	769,382	0.1
43,641		DCT Industrial Trust, Inc.	322,943	0.1
32,378		DDR Corp.	564,025	0.1
7,400		Discover Financial Services	331,816	0.1
39,311		DnB NOR ASA	578,547	0.1
6,218		Equity Lifestyle Properties, Inc.	477,542	0.1
20,400		Extra Space Storage, Inc.	801,108	0.1
11,812		Fidelity National Financial, Inc.	298,017	0.1
140,631		Fifth Third Bancorp.	2,293,692	0.4
49,100		First Niagara Financial Group, Inc.	435,026	0.1
11,147		First Republic Bank	430,497	0.1
9,000		Hatteras Financial Corp.	246,870	0.0
65,807		Host Hotels & Resorts, Inc.	1,150,964	0.2
66,811		HSBC Holdings PLC	712,848	0.1
8,007		ICICI Bank Ltd. ADR	343,500	0.1
1,217,000		Industrial and Commercial Bank of China Ltd.	855,913	0.2
2,600	@	IntercontinentalExchange, Inc.	423,982	0.1
75,226		Invesco Ltd.	2,178,545	0.4
42,615		Itau Unibanco Holding S.A. ADR	758,547	0.1
66,283		JPMorgan Chase & Co.	3,145,791	0.6
7,220		KB Financial Group, Inc.	241,193	0.1
20,075		KBC Groep NV	696,085	0.1
30,826		Lincoln National Corp.	1,005,236	0.2
7,000		M&T Bank Corp.	722,120	0.1
25,000		Mitsubishi Estate Co., Ltd.	708,185	0.1
12,872		Nasdaq Stock Market, Inc.	415,766	0.1
60,900		Nomura Holdings, Inc.	378,660	0.1
4,808	@	PartnerRe Ltd.	447,673	0.1
35,000		Ping An Insurance Group Co. of China Ltd.	272,253	0.1
8,491		PNC Financial Services Group, Inc.	564,651	0.1
8,464		ProAssurance Corp.	400,601	0.1
18,923		ProLogis, Inc.	756,542	0.1
25,495		Prudential Financial, Inc.	1,503,950	0.3
243,344		Regions Financial Corp.	1,992,987	0.4
50,423		Sberbank of Russia ADR	646,423	0.1
7,980		Shinhan Financial Group Co., Ltd.	287,222	0.1
6,200		SL Green Realty Corp.	533,882	0.1
20,140	@	Societe Generale	663,071	0.1
22,503		Standard Bank Group Ltd.	289,769	0.1
30,500		Sumitomo Mitsui Financial Group, Inc.	1,251,259	0.2
16,497		T. Rowe Price Group, Inc.	1,235,130	0.2
10,690		Tanger Factory Outlet Centers, Inc.	386,764	0.1
31,200		Tokio Marine Holdings, Inc.	902,628	0.2
27,182		Travelers Cos., Inc.	2,288,453	0.4
24,195		UnumProvident Corp.	683,509	0.1
23,269		US Bancorp.	789,517	0.1
10,000		Ventas, Inc.	732,000	0.1
17,300		Webster Financial Corp.	419,698	0.1
33,269		Weingarten Realty Investors	1,049,637	0.2
93,717		Wells Fargo & Co.	3,466,592	0.6
87,300		Wharf Holdings Ltd.	780,738	0.2
81,558		XL Group PLC	2,471,207	0.5
			65,282,705	12.2
		Health Care: 6.5%
43,464		Abbott Laboratories	1,535,149	0.3
20,846	@	Actavis, Inc.	1,920,125	0.4
16,920		Agilent Technologies, Inc.	710,132	0.1
3,700	@	Alexion Pharmaceuticals, Inc.	340,918	0.1
29,913		Amgen, Inc.	3,066,382	0.6
9,144		Bayer AG	944,998	0.2
4,700	@	Celgene Corp.	544,777	0.1
3,881		Chemed Corp.	310,402	0.1
10,089		Cigna Corp.	629,251	0.1
13,200		Community Health Systems, Inc.	625,548	0.1
3,060		Cooper Cos., Inc.	330,113	0.1
23,105		Covidien PLC	1,567,443	0.3
32,402	@	Express Scripts Holding Co.	1,867,975	0.3
60,596		Gilead Sciences, Inc.	2,964,962	0.6
31,834		GlaxoSmithKline PLC	745,462	0.1
48,894		HCA Holdings, Inc.	1,986,563	0.4
4,450	@	Henry Schein, Inc.	411,848	0.1
6,590		McKesson Corp.	711,456	0.1
14,816		Medtronic, Inc.	695,759	0.1
29,976		Merck & Co., Inc.	1,325,839	0.2
10,920	@	Myriad Genetics, Inc.	277,368	0.1
22,566		Novartis AG	1,608,323	0.3
5,190		Perrigo Co.	616,209	0.1
156,630		Pfizer, Inc.	4,520,342	0.8
1,440		Regeneron Pharmaceuticals, Inc.	254,016	0.0
10,080	L	Resmed, Inc.	467,309	0.1
7,633		Roche Holding AG - Genusschein	1,779,429	0.3
11,236		Sanofi	1,145,911	0.2
7,840	@	Vertex Pharmaceuticals, Inc.	431,043	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
9,306		Zimmer Holdings, Inc.	$699,997	0.1
			35,035,049	6.5
		Industrials: 6.7%
11,895		Acuity Brands, Inc.	824,918	0.1
72,207		Ametek, Inc.	3,130,896	0.6
12,338		Barnes Group, Inc.	356,938	0.1
12,335		BE Aerospace, Inc.	743,677	0.1
15,232		Boeing Co.	1,307,667	0.2
78,011		CSX Corp.	1,921,411	0.3
14,000		Danaher Corp.	870,100	0.2
37,850		Deutsche Post AG	873,496	0.2
9,100		East Japan Railway Co.	749,083	0.1
19,040		Equifax, Inc.	1,096,514	0.2
11,293		European Aeronautic Defence and Space Co. NV	575,588	0.1
58,112		Fiat Industrial SpA	655,360	0.1
7,730		Flowserve Corp.	1,296,398	0.2
25,326		Fluor Corp.	1,679,874	0.3
21,911		General Dynamics Corp.	1,544,945	0.3
38,511		General Electric Co.	890,374	0.2
3,759		Hubbell, Inc.	365,036	0.1
3,169		IHS, Inc.	331,858	0.1
23,500		Komatsu Ltd.	562,056	0.1
21,900		Mitsubishi Corp.	412,462	0.1
7,784		Nordson Corp.	513,355	0.1
8,200		Old Dominion Freight Line	313,240	0.1
28,322		Pall Corp.	1,936,375	0.4
9,264		Regal-Beloit Corp.	755,572	0.1
26,778		Roper Industries, Inc.	3,409,107	0.6
31,555		Koninklijke Philips Electronics NV	933,620	0.2
11,562		Siemens AG	1,246,372	0.2
5,607		TransDigm Group, Inc.	857,422	0.2
17,798		Union Pacific Corp.	2,534,613	0.5
5,565		Verisk Analytics, Inc.	342,971	0.1
37,977		Waste Connections, Inc.	1,366,412	0.2
10,643		Watts Water Technologies, Inc.	510,758	0.1
15,010		Wesco International, Inc.	1,089,876	0.2
			35,998,344	6.7
		Information Technology: 9.5%
8,800		Analog Devices, Inc.	409,112	0.1
12,956		Apple, Inc.	5,734,714	1.1
55,737		Applied Materials, Inc.	751,335	0.1
15,440	@	Autodesk, Inc.	636,746	0.1
10,882		Automatic Data Processing, Inc.	707,548	0.1
27,500		Broadcom Corp.	953,425	0.2
10,700		Canon, Inc.	393,225	0.1
53,738		Cisco Systems, Inc.	1,123,662	0.2
7,480	@	Citrix Systems, Inc.	539,757	0.1
14,825	@	Cognizant Technology Solutions Corp.	1,135,743	0.2
86,901	@	EMC Corp.	2,076,065	0.4
55,884		Telefonaktiebolaget LM Ericsson	700,098	0.1
11,160	@	F5 Networks, Inc.	994,133	0.2
20,083		Fidelity National Information Services, Inc.	795,688	0.1
20,639		Flir Systems, Inc.	536,820	0.1
8,010	@	Gartner, Inc.	435,824	0.1
6,325		Google, Inc. - Class A	5,022,240	0.9
139,900		Hitachi Ltd.	816,738	0.2
188,200		Hon Hai Precision Industry Co., Ltd.	523,764	0.1
30,300		Hoya Corp.	571,419	0.1
9,730	@	SK Hynix, Inc.	257,610	0.1
10,020		International Business Machines Corp.	2,137,266	0.4
8,024	L	Infosys Ltd. ADR	432,574	0.1
22,190		Intuit, Inc.	1,456,774	0.3
67,396		Jabil Circuit, Inc.	1,245,478	0.2
45,800	@	Juniper Networks, Inc.	849,132	0.2
8,452		KLA-Tencor Corp.	445,758	0.1
21,000		MediaTek, Inc.	240,003	0.0
33,257		Microchip Technology, Inc.	1,222,527	0.2
13,987		Microsoft Corp.	400,168	0.1
93,890	@	NetApp, Inc.	3,207,282	0.6
30,800		Omron Corp.	779,091	0.1
104,017		Oracle Corp.	3,363,910	0.6
6,800		Qualcomm, Inc.	455,260	0.1
2,065		Samsung Electronics Co., Ltd.	2,814,658	0.5
460,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,540,658	0.3
19,000		Tencent Holdings Ltd.	607,708	0.1
8,360		Teradata Corp.	489,144	0.1
23,070	@	TIBCO Software, Inc.	466,475	0.1
14,400		Tokyo Electron Ltd.	614,366	0.1
21,700	@	Trimble Navigation Ltd.	650,132	0.1
18,500	@	Vantiv, Inc.	439,190	0.1
6,420		Visa, Inc.	1,090,373	0.2
29,229		Xilinx, Inc.	1,115,671	0.2
			51,179,264	9.5
		Materials: 2.8%
3,028		Air Liquide	368,296	0.1
7,164		AngloGold Ashanti Ltd.	168,572	0.0
16,100	L	ArcelorMittal	209,783	0.0
10,000		Barrick Gold Corp.	294,000	0.1
6,360		BASF AG	558,426	0.1
40,708		BHP Billiton PLC	1,185,492	0.2
19,150		Celanese Corp.	843,558	0.2
214,350		China Steel Corp.	186,372	0.0
24,799		Commercial Metals Co.	393,064	0.1
41,360		Eastman Chemical Co.	2,889,823	0.5
74,000		Formosa Plastics Corp.	175,252	0.0
10,036		Impala Platinum Holdings Ltd.	148,142	0.0
38,775		International Paper Co.	1,806,140	0.3
8,534		Koninklijke DSM NV	497,302	0.1
867		LG Chem Ltd.	208,003	0.1
9,670		Monsanto Co.	1,021,442	0.2
12,681		Nucor Corp.	585,228	0.1
12,000		Packaging Corp. of America	538,440	0.1
1,223		POSCO	359,894	0.1
59,381		Rexam PLC	476,830	0.1
19,903		Rio Tinto PLC	937,445	0.2
26,259		Steel Dynamics, Inc.	416,730	0.1
4,913		Uralkali GDR	181,685	0.0
37,427		Vale SA ADR	618,668	0.1
			15,068,587	2.8
		Telecommunication Services: 1.7%
36,296		America Movil S.A.B de CV ADR	760,764	0.1
37,315		CenturyTel, Inc.	1,310,876	0.3
112,500		China Mobile Ltd.	1,193,219	0.2
71,000		Chunghwa Telecom Co., Ltd.	219,545	0.0
31,681		MTN Group Ltd.	556,707	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
			Telecommunication Services (continued)
212,100			Singapore Telecommunications Ltd.	$614,960	0.1
281,762			Telecom Corp. of New Zealand Ltd.	553,005	0.1
630,419			Telecom Italia S.p.A.	444,639	0.1
37,174			Verizon Communications, Inc.	1,827,102	0.3
502,415			Vodafone Group PLC	1,425,700	0.3
37,225			Windstream Corp.	295,939	0.1
				9,202,456	1.7
			Utilities: 2.1%
81,063			CenterPoint Energy, Inc.	1,942,270	0.4
6,636			Cleco Corp.	312,091	0.0
20,956			DTE Energy Co.	1,432,133	0.3
11,380			El Paso Electric Co.	382,937	0.1
144,191			Enel S.p.A.	472,794	0.1
8,436			Energen Corp.	438,756	0.1
16,974			Entergy Corp.	1,073,436	0.2
25,976			Fortum OYJ	523,976	0.1
30,544			Gas Natural SDG S.A.	542,003	0.1
50,872			Great Plains Energy, Inc.	1,179,722	0.2
65,800			Power Assets Holdings Ltd.	621,878	0.1
90,340			NV Energy, Inc.	1,809,510	0.3
39,682			Suez Environnement S.A.	505,993	0.1
				11,237,499	2.1
			Total Common Stock
			(Cost $294,264,620)	330,792,088	61.7
EXCHANGE-TRADED FUNDS: 8.0%
231,100			iShares iBoxx $High Yield Corporate Bond Fund	21,804,285	4.1
1,400			iShares Russell 1000 Value Index Fund	113,638	0.0
512,100			SPDR Barclays Capital High Yield Bond ETF	21,052,431	3.9
			Total Exchange-Traded Funds
			(Cost $42,024,725)	42,970,354	8.0
PREFERRED STOCK: 0.1%
			Financials: 0.1%
3,833		@, P	The Bank of New York Mellon Corp.	96,937	0.0
2,906		@, P	Citigroup Capital XIII	83,082	0.0
5,251		@, P	Discover Financial Services	135,686	0.0
10,000		@, P	PNC Financial Services Group, Inc.	276,700	0.1
3,474		@, P	US Bancorp	96,716	0.0
3,330		@, P	US Bancorp	99,434	0.0
			Total Preferred Stock
			(Cost $728,046)	788,555	0.1

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.9%
			Collateralized Mortgage Obligations: 0.1%
GBP	352,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	$538,667	0.1

			Consumer Discretionary: 0.5%
147,000			Cablevision Systems Corp., 8.625%, 09/15/17	171,990	0.1
89,000		#	CC Holdings GS V LLC, 2.381%, 12/15/17	89,714	0.0
51,000			DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	52,265	0.0
224,000			DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	217,628	0.1
263,000		#	Hyatt Hotels Corp., 6.875%, 08/15/19	313,748	0.1
98,000			Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	95,119	0.0
166,000			Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	152,548	0.1
115,000		L	Mediacom, LLC, 7.250%, 02/15/22	127,075	0.0
99,000			NBCUniversal Media, LLC, 4.450%, 01/15/43	98,283	0.0
100,000			NBCUniversal Media, LLC, 2.875%, 04/01/16	105,439	0.0
80,000			News America, Inc., 6.650%, 11/15/37	99,304	0.0
100,000			News America, Inc., 6.900%, 03/01/19	126,105	0.0
100,000			Time Warner, Inc., 5.875%, 11/15/40	107,160	0.0
101,000			Time Warner, Inc., 6.500%, 11/15/36	122,268	0.0
113,000			Toll Brothers Finance Corp., 6.750%, 11/01/19	132,470	0.0
112,000			WPP Finance 2010, 5.125%, 09/07/42	110,837	0.0
305,000		#	XM Satellite Radio, Inc., 7.625%, 11/01/18	338,169	0.1
				2,460,122	0.5
			Consumer Staples: 0.3%
120,000			Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	121,175	0.0
100,000			Avon Products, Inc., 4.600%, 03/15/20	104,112	0.0
100,000			Avon Products, Inc., 5.000%, 03/15/23	102,880	0.0
119,000			CVS Caremark Corp., 6.125%, 09/15/39	147,785	0.1
110,000		#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	110,275	0.0
70,000		#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	76,825	0.0
63,000			Kraft Foods, Inc., 5.000%, 06/04/42	67,934	0.0
156,000			Kraft Foods, Inc., 6.500%, 08/11/17	188,618	0.1
42,000			Reynolds American, Inc., 4.750%, 11/01/42	40,866	0.0
220,000			Sigma Alimentos SA de CV, 5.625%, 04/14/18	249,700	0.1
40,000		L	Smithfield Foods, Inc., 7.750%, 07/01/17	46,550	0.0
81,000			Walgreen Co., 3.100%, 09/15/22	80,376	0.0
132,000			Walgreen Co., 4.400%, 09/15/42	127,472	0.0
				1,464,568	0.3

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Energy: 0.8%
200,000		L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	$181,000	0.0
141,000			Anadarko Petroleum Corp., 6.375%, 09/15/17	168,533	0.0
75,000			Chesapeake Energy Corp., 6.625%, 08/15/20	82,312	0.0
90,000		#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	93,150	0.0
245,000			Devon Energy Corp., 5.600%, 07/15/41	269,118	0.1
114,000			Enbridge Energy Partners, 9.875%, 03/01/19	155,787	0.0
83,000			Energy Transfer Partners L.P., 6.050%, 06/01/41	90,323	0.0
210,000			Energy Transfer Partners L.P., 9.700%, 03/15/19	283,550	0.1
90,000			Enterprise Products Operating, LLC, 4.450%, 02/15/43	87,049	0.0
39,000			Enterprise Products Operating, LLC, 6.450%, 09/01/40	48,446	0.0
98,000			FMC Technologies, Inc., 3.450%, 10/01/22	99,753	0.0
200,000			Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	223,260	0.1
600,000		±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
80,000		#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	88,966	0.0
112,000			Marathon Petroleum Corp., 6.500%, 03/01/41	139,972	0.0
101,000			Murphy Oil Corp., 2.500%, 12/01/17	101,574	0.0
65,000			Nexen, Inc., 7.500%, 07/30/39	94,977	0.0
60,000			ONEOK Partners L.P., 2.000%, 10/01/17	60,724	0.0
120,000			ONEOK Partners L.P., 3.375%, 10/01/22	119,517	0.0
186,000		#	Pacific Rubiales Energy Corp., 5.125%, 03/28/23	188,604	0.0
228,000			Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	236,063	0.1
235,000			Phillips 66, 2.950%, 05/01/17	249,387	0.1
140,000			Plains Exploration & Production Co., 7.625%, 04/01/20	158,550	0.0
164,600		#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	170,773	0.0
400,000		#, L	Reliance Industries Ltd., 5.875%, 12/31/49	392,500	0.1
200,000		#	Sibur Securities Ltd., 3.914%, 01/31/18	197,500	0.1
200,000			Transocean, Inc., 2.500%, 10/15/17	202,834	0.1
90,000			Transocean, Inc., 3.800%, 10/15/22	88,900	0.0
187,000			Weatherford International Ltd., 5.950%, 04/15/42	193,709	0.0
				4,466,831	0.8
			Financials: 3.0%
89,000			ACE INA Holdings, Inc., 4.150%, 03/13/43	90,162	0.0
277,000			Aegon NV, 2.040%, 07/29/49	174,683	0.0
147,000			American International Group, Inc., 6.400%, 12/15/20	182,441	0.1
181,000			American International Group, Inc., 8.175%, 05/15/58	244,576	0.1
97,000			Allstate Corp., 5.200%, 01/15/42	112,320	0.0
134,000			American Tower Corp., 4.500%, 01/15/18	147,596	0.0
138,000			Assurant, Inc., 2.500%, 03/15/18	137,236	0.0
145,000			AvalonBay Communities, Inc., 2.950%, 09/15/22	143,053	0.0
BRL	868,000	#	Banco Votorantim SA, 6.250%, 05/16/16	512,660	0.1
173,000			Bank of America Corp., 3.300%, 01/11/23	171,069	0.0
200,000			Bank of America Corp., 5.420%, 03/15/17	221,913	0.1
51,000			Bank of America Corp., 5.700%, 01/24/22	59,882	0.0
116,000			Bank of America Corp., 8.000%, 12/29/49	131,224	0.0
97,000		#	Barclays Bank PLC, 6.050%, 12/04/17	108,607	0.0
200,000		L	Barclays Bank PLC, 7.625%, 11/21/22	198,250	0.1
150,000		#	BBVA, 6.750%, 09/30/22	171,750	0.0
203,000			BBVA, 4.664%, 10/09/15	208,294	0.1
116,000			Berkshire Hathaway, Inc., 3.000%, 02/11/23	118,034	0.0
55,000			Berkshire Hathaway, Inc., 4.400%, 05/15/42	55,052	0.0
93,000			Berkshire Hathaway, Inc., 4.500%, 02/11/43	94,315	0.0
180,000			BioMed Realty L.P., 4.250%, 07/15/22	188,598	0.1
62,000			Boston Properties L.P., 3.700%, 11/15/18	68,101	0.0
69,000			Citigroup, Inc., 3.375%, 03/01/23	69,753	0.0
81,000			Citigroup, Inc., 3.953%, 06/15/16	87,353	0.0
240,000			Citigroup, Inc., 4.050%, 07/30/22	248,580	0.1
63,000			Citigroup, Inc., 4.500%, 01/14/22	70,219	0.0
57,000			Citigroup, Inc., 5.875%, 01/30/42	68,288	0.0
165,000			Citigroup, Inc., 5.000%, 09/15/14	173,316	0.0
87,000			Citigroup, Inc., 5.900%, 12/29/49	90,829	0.0
88,000			Citigroup, Inc., 5.950%, 12/29/49	91,410	0.0
162,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	181,892	0.1
204,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	274,549	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
85,000		Digital Realty Trust L.P., 3.625%, 10/01/22	$84,662	0.0
117,000		Discover Financial Services, 5.200%, 04/27/22	131,900	0.0
46,000		Discover Financial Services, 6.450%, 06/12/17	53,967	0.0
250,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	251,158	0.1
250,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	243,625	0.1
104,000		Equity One, Inc., 3.750%, 11/15/22	103,954	0.0
102,000		Federal Realty Investment Trust, 3.000%, 08/01/22	100,973	0.0
200,000		Fifth Third Bancorp., 1.450%, 02/28/18	200,282	0.1
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	139,053	0.0
67,000		Ford Motor Co., 3.000%, 06/12/17	68,808	0.0
250,000		Ford Motor Co., 8.125%, 01/15/20	316,745	0.1
74,000		General Electric Capital Corp., 3.150%, 09/07/22	73,730	0.0
39,000		General Electric Capital Corp., 3.350%, 10/17/16	41,916	0.0
231,000		General Electric Capital Corp., 4.375%, 09/16/20	258,532	0.1
53,000		General Electric Capital Corp., 5.300%, 02/11/21	60,893	0.0
100,000		General Electric Capital Corp., 6.250%, 12/15/49	110,044	0.0
200,000		General Electric Capital Corp., 7.125%, 12/15/49	233,194	0.1
94,000		Genworth Financial, Inc., 7.625%, 09/24/21	113,283	0.0
94,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	95,432	0.0
169,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	170,664	0.0
190,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	215,784	0.1
109,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	127,041	0.0
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	85,552	0.0
188,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	241,513	0.1
73,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	86,961	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	111,696	0.0
75,000		HCP, Inc., 2.625%, 02/01/20	75,633	0.0
133,000		Health Care REIT, Inc., 2.250%, 03/15/18	134,426	0.0
79,000		Healthcare Realty Trust, Inc., 3.750%, 04/15/23	78,769	0.0
111,000		HSBC Finance Corp., 6.676%, 01/15/21	131,629	0.0
67,000		HSBC Holdings PLC, 4.875%, 01/14/22	76,715	0.0
100,000		HSBC USA, Inc., 1.625%, 01/16/18	100,067	0.0
112,000		HSBC USA, Inc., 5.000%, 09/27/20	125,124	0.0
325,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	343,990	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	213,580	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	204,200	0.1
146,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	155,665	0.0
329,000		JPMorgan Chase & Co., 3.250%, 09/23/22	329,398	0.1
86,000		JPMorgan Chase & Co., 5.400%, 01/06/42	99,267	0.0
152,000		JPMorgan Chase & Co., 5.875%, 06/13/16	172,174	0.0
223,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	248,127	0.1
155,000		MetLife, Inc., 3.048%, 12/15/22	156,134	0.0
68,000		MetLife, Inc., 4.125%, 08/13/42	64,033	0.0
100,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	100,598	0.0
167,000		Morgan Stanley, 3.750%, 02/25/23	169,274	0.0
116,000		Morgan Stanley, 3.800%, 04/29/16	123,167	0.0
174,000		Morgan Stanley, 4.750%, 03/22/17	192,171	0.1
90,000		Morgan Stanley, 5.500%, 07/28/21	103,415	0.0
78,000		Morgan Stanley, 7.300%, 05/13/19	96,695	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	124,200	0.0
122,000		Murray Street Investment Trust I, 4.647%, 03/09/17	133,576	0.0
90,000	#	Pacific LifeCorp, 5.125%, 01/30/43	87,723	0.0
63,000		PNC Financial Services Group, Inc., 2.854%, 11/09/22	62,575	0.0
133,000		Post Apartment Homes L.P., 3.375%, 12/01/22	134,714	0.0
127,000		Principal Financial Group, Inc., 3.125%, 05/15/23	127,546	0.0
79,000		Prudential Financial, Inc., 5.200%, 03/15/44	79,732	0.0
134,000		Prudential Financial, Inc., 5.625%, 06/15/43	139,360	0.0
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	205,933	0.1
250,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	307,500	0.1
260,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	270,078	0.1
107,000	#	Simon Property Group L.P., 1.500%, 02/01/18	106,800	0.0
59,000		Simon Property Group L.P., 4.750%, 03/15/42	61,605	0.0
80,000		SLM Corp., 4.625%, 09/25/17	83,218	0.0
106,000		SLM Corp., 5.500%, 01/25/23	105,473	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
120,000		SLM Corp., 6.000%, 01/25/17	$131,100	0.0
153,000		SLM Corp., 8.000%, 03/25/20	178,054	0.0
400,000	#	Standard Chartered PLC, 3.950%, 01/11/23	399,466	0.1
71,000		The Bank of New York Mellon Corp., 3.550%, 09/23/21	77,031	0.0
200,000	#	Turkiye Is Bankasi, 6.000%, 10/24/22	209,500	0.1
200,000	#	Turkiye Vakiflar Bankasi Tao, 6.000%, 11/01/22	206,000	0.1
103,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	103,583	0.0
131,000		Wells Fargo & Co., 1.500%, 01/16/18	130,938	0.0
144,000		Wells Fargo & Co., 3.450%, 02/13/23	145,378	0.0
123,000		Wells Fargo & Co., 3.676%, 06/15/16	133,115	0.0
			15,855,816	3.0
		Health Care: 0.4%
99,000	#	AbbVie, Inc., 2.900%, 11/06/22	99,370	0.0
60,000		Aetna, Inc., 1.500%, 11/15/17	60,236	0.0
81,000		Aetna, Inc., 2.750%, 11/15/22	79,484	0.0
63,000		Amgen, Inc., 3.875%, 11/15/21	68,931	0.0
60,000		Amgen, Inc., 5.150%, 11/15/41	64,736	0.0
150,000		Celgene Corp., 3.250%, 08/15/22	152,119	0.1
81,000		Express Scripts Holding Co., 2.650%, 02/15/17	84,953	0.0
140,000		HCA, Inc., 7.250%, 09/15/20	155,225	0.1
100,000		Humana, Inc., 3.150%, 12/01/22	99,051	0.0
99,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	108,661	0.0
69,000		Medtronic, Inc., 2.750%, 04/01/23	68,970	0.0
60,000		Medtronic, Inc., 4.000%, 04/01/43	58,725	0.0
112,000		St Jude Medical, Inc., 3.250%, 04/15/23	112,797	0.0
103,000		St Jude Medical, Inc., 4.750%, 04/15/43	105,581	0.0
100,000		St. Jude Medical, Inc., 2.500%, 01/15/16	103,810	0.0
252,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	108,250	0.0
155,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	169,338	0.1
72,000		WellPoint, Inc., 3.300%, 01/15/23	73,167	0.0
118,000		WellPoint, Inc., 3.700%, 08/15/21	124,915	0.0
92,000		WellPoint, Inc., 4.625%, 05/15/42	92,895	0.0
96,000	#	Zoetis, Inc., 1.875%, 02/01/18	96,775	0.0
135,000	#	Zoetis, Inc., 3.250%, 02/01/23	137,283	0.1
49,000	#	Zoetis, Inc., 4.700%, 02/01/43	50,309	0.0
			2,275,581	0.4
		Industrials: 0.4%
150,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	156,000	0.0
200,000	#	Brunswick Rail Finance Ltd., 6.500%, 11/01/17	212,500	0.1
150,000		Case New Holland, Inc., 7.875%, 12/01/17	176,250	0.0
49,000		Ford Motor Co., 4.750%, 01/15/43	45,926	0.0
61,000		General Dynamics Corp., 2.250%, 11/15/22	58,814	0.0
113,000		General Electric Co., 2.700%, 10/09/22	113,330	0.0
43,000		General Electric Co., 4.125%, 10/09/42	43,374	0.0
150,000	#	Hertz Corp./The, 4.250%, 04/01/18	153,562	0.0
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	481,500	0.1
183,000		MDC Holdings, Inc., 6.000%, 01/15/43	182,355	0.1
94,000	#	Turlock Corp., 2.750%, 11/02/22	93,724	0.0
87,000	#	Turlock Corp., 4.150%, 11/02/42	85,340	0.0
200,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	231,000	0.1
			2,033,675	0.4
		Information Technology: 0.2%
116,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	127,600	0.0
96,000		eBay, Inc., 2.600%, 07/15/22	96,195	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	94,146	0.0
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	100,923	0.0
285,000		Hewlett-Packard Co., 3.000%, 09/15/16	295,264	0.1
104,000		Intel Corp., 4.250%, 12/15/42	102,201	0.0
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	100,594	0.0
109,000		Motorola Solutions, Inc., 3.750%, 05/15/22	111,923	0.0
155,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	175,925	0.1
			1,204,771	0.2
		Materials: 0.3%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	345,845	0.1
141,000		Cabot Corp., 3.700%, 07/15/22	143,493	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Materials (continued)
128,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	$128,744	0.0
190,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	191,071	0.1
70,000	#	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	69,546	0.0
143,000		Goldcorp, Inc., 3.700%, 03/15/23	144,007	0.0
60,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	60,623	0.0
27,000		RPM International, Inc., 3.450%, 11/15/22	26,835	0.0
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	51,750	0.0
273,000		Vale Overseas Ltd., 4.625%, 09/15/20	290,672	0.1
137,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	147,696	0.0
			1,600,282	0.3
		Telecommunication Services: 0.3%
200,000		AT&T, Inc., 2.500%, 08/15/15	207,854	0.1
86,000		AT&T, Inc., 5.350%, 09/01/40	92,560	0.0
75,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	83,813	0.0
54,000		Motorola Solutions, Inc., 3.500%, 03/01/23	54,472	0.0
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	394,958	0.1
149,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	155,694	0.0
176,000		Verizon Communications, Inc., 1.950%, 03/28/14	178,556	0.0
98,000		Verizon Communications, Inc., 2.450%, 11/01/22	92,951	0.0
200,000	#	VimpelCom Holdings BV, 5.950%, 02/13/23	199,750	0.0
239,000		Vodafone Group PLC, 4.375%, 02/19/43	229,403	0.1
54,000		Vodafone Group PLC, 1.500%, 02/19/18	53,949	0.0
44,000		Vodafone Group PLC, 2.950%, 02/19/23	43,980	0.0
100,000		Windstream Corp., 7.000%, 03/15/19	102,625	0.0
			1,890,565	0.3
		Utilities: 0.6%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	236,250	0.1
255,000		AES Corp., 8.000%, 10/15/17	301,219	0.1
134,000		Ameren Corp., 8.875%, 05/15/14	144,725	0.0
67,000		American Electric Power Co., Inc., 1.650%, 12/15/17	67,332	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	46,757	0.0
200,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	217,834	0.1
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	145,791	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	104,780	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	224,000	0.1
107,000		Entergy Texas, Inc., 7.125%, 02/01/19	132,890	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	80,024	0.0
190,000		FirstEnergy Corp., 4.250%, 03/15/23	192,690	0.0
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	77,253	0.0
98,000		Indiana Michigan Power, 7.000%, 03/15/19	123,662	0.0
64,764	#	Juniper Generation, LLC, 6.790%, 12/31/14	61,198	0.0
159,000	#	Korea Gas Corp., 6.250%, 01/20/42	208,058	0.1
279,000		Metropolitan Edison, 7.700%, 01/15/19	358,912	0.1
47,000		Nevada Power Co., 7.125%, 03/15/19	60,846	0.0
105,000		Nisource Finance Corp., 5.950%, 06/15/41	119,965	0.0
83,000		Nisource Finance Corp., 6.125%, 03/01/22	99,588	0.0
88,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	96,254	0.0
81,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	100,985	0.0
83,000		Southwestern Electric Power, 5.550%, 01/15/17	94,104	0.0
89,000		TransAlta Corp., 4.500%, 11/15/22	90,561	0.0
			3,385,678	0.6
		Total Corporate Bonds/Notes
		(Cost $35,724,297)	37,176,556	6.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.6%
215,760		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	217,436	0.1
32,352		Banc of America Funding Corp., 5.750%, 11/25/35	32,460	0.0
110,691	#	Banc of America Large Loan, Inc., 1.603%, 06/15/18	109,817	0.0
110,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.188%, 09/10/47	118,338	0.0
160,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.188%, 09/10/47	168,246	0.0
70,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.339%, 07/10/43	73,737	0.0
118,336		Bear Stearns Alternative-A Trust, 0.844%, 07/25/34	110,988	0.0
160,000	#	Bear Stearns Commercial Mortgage Securities, 5.581%, 04/12/38	169,248	0.0
40,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	39,928	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
10,996	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	$10,984	0.0
146,439		Chase Mortgage Finance Corp., 6.000%, 05/25/37	129,983	0.0
993,649	#, ^	Citigroup Commercial Mortgage Trust, 2.259%, 09/10/45	132,691	0.0
234,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.729%, 12/25/35	220,733	0.1
125,759		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	109,119	0.0
1,037,638	^	COMM 2013-LC6 Mortgage Trust, 1.819%, 01/10/46	115,423	0.0
2,380,000	#, ^	Commercial Mortgage Pass Through Certificates, 0.600%, 10/15/45	126,633	0.0
1,036,040	^	Commercial Mortgage Pass Through Certificates, 1.948%, 12/10/45	126,396	0.0
991,751	^	Commercial Mortgage Pass Through Certificates, 1.966%, 08/15/45	125,865	0.0
310,154		Countrywide Alternative Loan Trust, 0.324%, 06/25/36	220,892	0.1
209,857		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	187,585	0.0
172,746		Countrywide Home Loan Mortgage Pass-Through Trust, 0.524%, 04/25/35	42,101	0.0
193,703		Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, 06/25/37	180,049	0.0
50,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	55,206	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.575%, 04/12/49	309,784	0.1
58,162		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	58,044	0.0
28,193		CW Capital Cobalt Ltd., 5.731%, 05/15/46	28,223	0.0
423,703		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.324%, 08/25/36	278,317	0.1
553,135		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.394%, 10/25/36	302,575	0.1
183,468		First Horizon Alternative Mortgage Securities, 0.504%, 12/25/36	112,426	0.0
108,017		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	93,345	0.0
249,301		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	219,237	0.1
183,468	^	First Horizon Alternative Mortgage Securities, 6.496%, 12/25/36	42,555	0.0
56,916		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	49,077	0.0
118,133	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	118,683	0.0
150,000	#	Fosse Master PLC, 1.703%, 10/18/54	153,054	0.0
328,067		Freddie Mac, 5.000%, 02/15/35	359,673	0.1
316,617		Freddie Mac, 5.500%, 07/15/37	365,550	0.1
110,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	111,696	0.0
142,814	#	Gracechurch Mortgage Financing PLC, 1.839%, 11/20/56	145,616	0.0
96,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.644%, 08/10/38	88,351	0.0
110,000	#	GS MTG, 1.050%, 11/08/29	110,724	0.0
235,932		GSR Mortgage Loan Trust, 5.500%, 07/25/35	242,069	0.1
200,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	203,308	0.1
218,096		Homebanc Mortgage Trust, 1.064%, 08/25/29	197,245	0.1
81,923		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	70,365	0.0
1,000,000	#, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.361%, 12/15/47	28,656	0.0
2,217,757	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.956%, 12/15/47	269,749	0.1
15,671		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	15,806	0.0
163,039		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	145,104	0.0
163,150		JP Morgan Mortgage Trust, 6.500%, 08/25/36	149,343	0.0
20,128		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	20,249	0.0
270,443	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	271,116	0.1
300,000	#	Lanark Master Issuer PLC, 1.689%, 12/22/54	306,970	0.1
40,000		LB Commercial Conduit Mortgage Trust, 5.864%, 07/15/44	46,335	0.0
130,000		LB Commercial Mortgage Trust 2007-C3, 5.864%, 07/15/44	128,149	0.0
70,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	74,718	0.0
60,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	58,225	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
150,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	$127,617	0.0
9,522,141	#, ^	LB-UBS Commercial Mortgage Trust, 0.638%, 11/15/38	202,929	0.1
240,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	245,135	0.1
80,000	#	LB-UBS Commercial Mortgage Trust, 5.224%, 07/15/37	78,264	0.0
100,000	#	LB-UBS Commercial Mortgage Trust, 5.231%, 10/15/36	100,773	0.0
190,000	#	LB-UBS Commercial Mortgage Trust, 5.252%, 02/15/40	170,927	0.0
100,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	87,836	0.0
130,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	128,827	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.531%, 10/15/36	68,974	0.0
370,000		LB-UBS Commercial Mortgage Trust, 5.886%, 06/15/38	380,077	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 5.980%, 09/15/39	178,263	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	170,610	0.0
129,842		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	131,053	0.0
200,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	208,485	0.1
146,356		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	150,281	0.0
1,448,109	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.530%, 12/15/48	120,975	0.0
1,230,000	#, ^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.931%, 08/15/45	136,834	0.0
1,581,649	#, ^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.190%, 11/15/45	199,609	0.1
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	28,815	0.0
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	30,069	0.0
100,000	#	Morgan Stanley Capital I Trust 2007-TOP25, 5.614%, 11/12/49	63,848	0.0
200,000		Morgan Stanley Capital I, Inc., 5.419%, 06/15/38	206,794	0.1
117,000		Morgan Stanley Capital I, 5.073%, 08/13/42	122,693	0.0
130,000		Morgan Stanley Capital I, 5.202%, 08/13/42	122,600	0.0
350,000	#	Morgan Stanley Capital I, 5.214%, 01/13/41	354,586	0.1
200,000	#	Morgan Stanley Capital I, 5.254%, 09/15/47	216,005	0.1
100,000	#	Morgan Stanley Capital I, 5.254%, 09/15/47	105,291	0.0
220,000		Morgan Stanley Capital I, 5.302%, 01/14/42	224,872	0.1
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	169,923	0.0
160,000		Morgan Stanley Capital I, 5.300%, 06/15/40	164,691	0.0
243,207		Morgan Stanley Capital I, 5.575%, 04/12/49	248,460	0.1
129,000		Morgan Stanley Capital I, 5.793%, 07/12/44	141,375	0.0
500,000	#	Morgan Stanley Dean Witter Capital I, 5.826%, 03/12/35	499,145	0.1
300,000	#	Morgan Stanley Reremic Trust, 5.466%, 12/17/43	306,958	0.1
110,000	#	Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37	111,035	0.0
110,000	#	Queens Center Mortgage Trust 2013-QC, 3.474%, 01/11/37	108,004	0.0
107,777		RALI Trust, 6.000%, 09/25/35	103,891	0.0
5,213,129	#, ^	RBSCF Trust, 0.969%, 04/15/24	81,140	0.0
530,000	#	RBSCF Trust, 5.305%, 01/16/49	538,324	0.1
773,107		Residential Accredit Loans, Inc., 0.374%, 01/25/37	569,869	0.1
1,246,877		Residential Accredit Loans, Inc., 0.654%, 12/25/36	636,875	0.1
360,000	#	Salomon Brothers Mortgage Securities VII, Inc., 7.000%, 05/18/32	365,031	0.1
196,000	#	Silverstone Master Issuer PLC, 1.852%, 01/21/55	201,186	0.1
190,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	190,985	0.1
139,089		Structured Asset Mortgage Investments, Inc., 0.683%, 04/19/35	133,737	0.0
89,211		Structured Asset Securities Corp., 5.000%, 05/25/35	90,863	0.0
991,970	#, ^	UBS-Barclays Commercial Mortgage Trust, 2.197%, 08/10/49	139,786	0.0
270,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	297,690	0.1
201,685		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	171,541	0.0
993,812	#, ^	Wells Fargo Commercial Mortgage Trust, 2.157%, 10/15/45	134,778	0.0
1,127,931	#, ^	Wells Fargo Mortgage Backed Securities Trust, 1.604%, 06/15/45	123,337	0.0
1,439,756	#, ^	Wells Fargo Mortgage Backed Securities Trust, 2.250%, 08/15/45	192,661	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
169,606			Wells Fargo Mortgage Backed Securities Trust, 5.582%, 04/25/36	$167,432	0.0
153,373			Wells Fargo Mortgage Backed Securities Trust, 6.000%, 03/25/37	150,483	0.0
679,235			Wells Fargo Mortgage-Backed Securities Trust, 5.328%, 08/25/35	685,404	0.1
			Total Collateralized Mortgage Obligations
			(Cost $18,193,955)	19,085,841	3.6
ASSET-BACKED SECURITIES: 1.7%
			Automobile Asset-Backed Securities: 0.1%
250,000		#	Motor PLC, 1.286%, 02/25/20	251,023	0.1
100,000		#	SMART Trust, 1.590%, 10/14/16	101,189	0.0
				352,212	0.1
			Credit Card Asset-Backed Securities: 0.1%
300,000		#	Gracechurch Card Funding PLC, 0.903%, 02/15/17	303,192	0.0
340,000		#	Penarth Master Issuer PLC, 0.773%, 03/18/14	341,718	0.1
				644,910	0.1
			Home Equity Asset-Backed Securities: 0.1%
364,351			GSAA Trust, 0.264%, 10/25/36	193,172	0.1
328,133			GSAA Trust, 0.294%, 12/25/36	171,520	0.0
				364,692	0.1
			Other Asset-Backed Securities: 1.4%
109,549		#	Atrium CDO Corp., 0.617%, 10/27/16	108,928	0.0
211,161		#	Avalon Capital Ltd. 3, 0.558%, 02/24/19	209,916	0.0
148,660		#	Black Diamond CLO Ltd., 0.550%, 06/20/17	147,912	0.0
100,000		#	BlackRock Senior Income Series, 1.330%, 09/15/16	99,019	0.0
100,000		#	Castle Garden Funding, 6.560%, 10/27/20	107,728	0.0
500,000		#	Centurion CDO VII Ltd, 1.702%, 01/30/16	497,720	0.1
33,761			Chase Funding Trust Series 2003-5, 0.804%, 07/25/33	31,078	0.0
180,000			CNH Equipment Trust, 0.870%, 11/15/19	179,629	0.0
222,000			Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	210,658	0.0
221,217			Credit-Based Asset Servicing and Securitization, LLC, 4.670%, 08/25/35	224,081	0.0
270,159		#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	273,275	0.1
422,191		#	Emporia Preferred Funding II Corp., 0.583%, 10/18/18	418,137	0.1
134,648		#	First CLO Ltd., 1.281%, 12/14/16	134,355	0.0
250,000		#	Galaxy CLO Ltd, 0.753%, 04/17/17	248,927	0.1
202,359		#	Grayston CLO Ltd., 1.590%, 08/15/16	202,377	0.0
250,000		#	Gulf Stream - Compass CLO 2005-I Ltd, 2.190%, 05/15/17	239,499	0.1
250,000		#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.989%, 08/21/20	231,263	0.0
250,000		#	Hewett’s Island CDO Ltd., 1.480%, 12/15/16	244,677	0.1
250,000		#	Hewett’s Island CLO II Ltd., 2.680%, 12/15/16	249,985	0.1
250,000		#	Integral Funding, Inc., 4.804%, 09/27/17	249,975	0.1
200,000		#	Landmark III CDO Ltd, 2.054%, 01/15/16	200,009	0.0
200,000		#	Landmark IV CDO Ltd, 1.380%, 12/15/16	199,650	0.0
525,000		#	Landmark IV CDO Ltd, 2.430%, 12/15/16	518,672	0.1
500,000		#	Landmark VI CDO Ltd, 0.805%, 01/14/18	485,826	0.1
349,052		#	Lightpoint CLO Ltd., 0.540%, 09/15/17	344,381	0.1
225,000		#	Madison Park Funding I Ltd., 1.062%, 05/10/19	220,529	0.0
330,000		#	Madison Park Funding I Ltd., 2.192%, 05/10/19	319,967	0.1
100,000			Madison Park Funding I Ltd., 5.042%, 05/10/19	100,081	0.0
140,000		#	Sagamore CLO Ltd, 1.804%, 10/15/15	140,039	0.0
300,000		#	Stanfield Bristol CLO Ltd, 0.740%, 10/15/19	288,721	0.1
400,000		#	Whitney CLO Ltd, 2.387%, 03/01/17	396,466	0.1
46,414		#	Wind River CLO Ltd., 0.610%, 12/19/16	46,077	0.0
				7,569,557	1.4
			Total Asset-Backed Securities
			(Cost $8,863,944)	8,931,371	1.7
FOREIGN GOVERNMENT BONDS: 5.2%
RUB	21,000,000	#	AHML Finance, 7.750%, 02/13/18	679,973	0.1
79,153			Argentina Government International Bond, 7.000%, 09/12/13	78,757	0.0
212,164			Argentina Government International Bond, 2.500%, 12/31/38	67,362	0.0
173,555			Argentina Government International Bond, 8.280%, 12/31/33	94,587	0.0
EUR	360,000	#	Austria Government Bond, 3.200%, 02/20/17	509,021	0.1
111,700		#, ±	Belize Government International Bond, 5.000%, 02/20/38	77,911	0.0
BRL	2,175,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	1,103,669	0.2
BRL	10,173,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	5,134,801	1.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
426,000		L	Brazilian Government International Bond, 2.625%, 01/05/23	$410,025	0.1
EUR	20,000	Z	Bundesschatzanweisungen, 12/12/14	25,640	0.0
200,000			Colombia Government International Bond, 2.625%, 03/15/23	192,500	0.0
100,000			Colombia Government International Bond, 7.375%, 03/18/19	129,250	0.0
128,000			Colombia Government International Bond, 8.125%, 05/21/24	184,896	0.0
DOP	3,400,000		Dominican Republic International Bond, 14.000%, 10/18/19	85,032	0.0
DOP	10,300,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	257,596	0.1
DOP	7,300,000		Dominican Republic International Bond, 15.500%, 04/19/19	193,204	0.0
20,000		#	El Salvador Government International Bond, 5.875%, 01/30/25	21,070	0.0
EUR	40,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	52,542	0.0
EUR	30,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	40,952	0.0
EUR	620,000		Bundesrepublik Deutschland, 4.000%, 01/04/18	934,951	0.2
200,000		#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	207,500	0.1
HUF	82,000,000		Hungary Government Bond, 6.750%, 10/22/28	354,465	0.1
110,000			Hungary Government International Bond, 5.375%, 02/21/23	104,088	0.0
HUF	139,450,000		Hungary Government International Bond, 6.000%, 11/24/23	574,979	0.1
154,000			Hungary Government International Bond, 6.375%, 03/29/21	159,390	0.0
HUF	165,530,000		Hungary Government International Bond, 7.000%, 06/24/22	732,688	0.1
254,000			Indonesia Government International Bond, 3.750%, 04/25/22	258,445	0.1
405,000		L	Indonesia Government International Bond, 11.625%, 03/04/19	589,275	0.1
EUR	1,000,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/22	1,363,444	0.3
200,000		±	Ivory Coast Government International Bond, 5.750%, 12/31/32	186,500	0.0
200,000		#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	234,500	0.1
338,000			Lebanon Government International Bond, 6.100%, 10/04/22	342,225	0.1
37,000			Lebanon Government International Bond, 8.250%, 04/12/21	42,550	0.0
228,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	253,365	0.1
NGN	27,000,000		Nigeria Government Bond, 7.000%, 10/23/19	140,032	0.0
NGN	2,700,000	Z	Nigeria Government Bond, 10/10/13	16,074	0.0
NGN	29,000,000	Z	Nigeria Government Bond, 09/26/13	173,063	0.0
118,000			Panama Government International Bond, 6.700%, 01/26/36	157,825	0.0
50,000			Pemex Project Funding Master Trust, 6.625%, 06/15/38	60,000	0.0
143,000			Peruvian Government International Bond, 5.625%, 11/18/50	171,743	0.0
66,600			Petroleos de Venezuela SA, 4.900%, 10/28/14	64,269	0.0
115,000			Petroleos de Venezuela SA, 8.500%, 11/02/17	112,125	0.0
511,300			Petroleos de Venezuela SA, 9.000%, 11/17/21	487,013	0.1
59,000		#	Petroleos Mexicanos, 3.500%, 01/30/23	59,000	0.0
39,000			Petroleos Mexicanos, 5.500%, 01/21/21	44,948	0.0
79,000			Petroleos Mexicanos, 5.500%, 06/27/44	81,686	0.0
50,000			Petroleos Mexicanos, 6.500%, 06/02/41	59,125	0.0
30,000			Petroleos Mexicanos, 8.000%, 05/03/19	38,550	0.0
174,167			Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	191,583	0.0
644,000			Philippine Government International Bond, 4.000%, 01/15/21	713,230	0.1
100,000			Philippine Government International Bond, 6.375%, 01/15/32	129,500	0.0
60,000			Poland Government International Bond, 3.000%, 03/17/23	58,260	0.0
96,000			Poland Government International Bond, 5.000%, 03/23/22	109,913	0.0
PLN	1,400,000		Poland Government Bond, 4.000%, 10/25/23	432,780	0.1
258,000			Republic of Belarus, 8.750%, 08/03/15	269,610	0.1
100,000			Republic of Belarus, 8.950%, 01/26/18	107,250	0.0
10,000		#	Romanian Government International Bond, 4.375%, 08/22/23	9,842	0.0
84,000			Romanian Government International Bond, 6.750%, 02/07/22	98,070	0.0
200,000			Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	212,480	0.1
RUB	64,531,000		Russian Federal Bond - OFZ, 7.050%, 01/19/28	2,044,881	0.4

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
RUB	38,389,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	$1,334,985	0.3
79,050			Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	98,081	0.0
ZAR	5,091,763		South Africa Government Bond, 6.250%, 03/31/36	444,592	0.1
ZAR	3,319,000		South Africa Government Bond, 6.500%, 02/28/41	293,385	0.1
ZAR	9,625,350		South Africa Government Bond, 8.750%, 02/28/48	1,100,276	0.2
THB	14,180,000		Thailand Government Bond, 3.125%, 12/11/15	487,366	0.1
THB	6,120,000		Thailand Government Bond, 3.775%, 06/25/32	201,759	0.0
THB	2,500,000		Thailand Government Bond, 5.250%, 05/12/14	87,687	0.0
320,000			Turkey Government Bond, 7.375%, 02/05/25	409,600	0.1
TRY	1,200,000		Turkey Government Bond, 9.500%, 01/12/22	772,675	0.2
GBP	460,000		United Kingdom Gilt, 1.750%, 09/07/22	698,587	0.1
GBP	180,000		United Kingdom Gilt, 4.500%, 12/07/42	347,341	0.1
49,871			Uruguay Government International Bond, 7.625%, 03/21/36	72,288	0.0
28,324		&, L	Uruguay Government International Bond, 7.875%, 01/15/33	41,268	0.0
			Total Foreign Government Bonds
			(Cost $28,589,029)	28,109,895	5.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.2%
			Federal Home Loan Mortgage Corporation: 2.0%##
739,993			4.000%, due 12/01/41	786,789	0.2
768,420			4.500%, due 08/01/41	823,858	0.2
1,212,680			4.500%, due 09/01/41	1,298,465	0.2
76,122			4.500%, due 01/15/42	80,407	0.0
337,133		^	4.788%, due 03/15/33	363,697	0.1
935,390			5.000%, due 08/15/16	966,526	0.2
275,958			5.000%, due 12/15/17	295,288	0.1
18,888			5.000%, due 02/15/32	19,015	0.0
497,629			5.500%, due 12/15/32	561,375	0.1
153,844			5.500%, due 09/15/34	171,262	0.0
1,262,002			5.500%, due 02/15/36	1,411,921	0.3
766,411			5.500%, due 05/15/36	809,392	0.2
155,707			5.500%, due 05/15/37	172,756	0.0
497,268			5.500%, due 06/15/37	553,480	0.1
524,895			6.000%, due 01/15/29	596,347	0.1
566,609			6.000%, due 07/15/32	645,898	0.1
680,219			6.000%, due 10/15/37	770,230	0.1
15,760			6.500%, due 12/01/31	18,261	0.0
				10,344,967	2.0
			Federal National Mortgage Association: 3.5%##
1,006,884			0.704%, due 12/25/40	1,015,150	0.2
290,313			0.724%, due 03/25/37	293,582	0.1
88,607			2.000%, due 11/25/42	89,713	0.0
1,253,000		W	3.000%, due 12/25/26	1,317,755	0.2
650,000			3.000%, due 01/25/38	699,949	0.1
1,161,000		W	3.000%, due 05/01/43	1,194,560	0.2
4,808,000		W	3.500%, due 09/25/41	5,078,450	1.0
768,664			3.500%, due 08/01/42	812,430	0.2
1,236,000		W	4.000%, due 04/25/39	1,318,078	0.3
237,616			4.000%, due 02/01/42	253,588	0.1
197,624			4.000%, due 03/01/42	211,680	0.0
51,953			4.000%, due 06/01/42	55,648	0.0
475,696			4.000%, due 07/01/42	509,530	0.1
63,252			4.000%, due 07/01/42	67,750	0.0
75,280			4.000%, due 07/01/42	80,635	0.0
169,992			4.500%, due 11/01/40	183,444	0.0
251,964			4.500%, due 09/01/41	272,061	0.1
398,431			4.500%, due 10/01/41	430,210	0.1
130,714			4.500%, due 11/01/41	141,140	0.0
153,454			5.000%, due 06/01/33	167,235	0.0
143,363			5.000%, due 07/25/34	147,591	0.0
237,883			5.000%, due 07/01/35	258,780	0.1
78,753			5.000%, due 02/01/36	85,526	0.0
14,728			5.000%, due 07/01/36	16,051	0.0
439,705			5.000%, due 07/01/37	479,191	0.1
371,716			5.000%, due 07/01/37	405,096	0.1
384,736			5.000%, due 11/01/40	432,271	0.1
126,564			5.000%, due 05/01/41	139,353	0.0
162,199			5.000%, due 06/01/41	178,590	0.0
242,499			5.000%, due 06/01/41	267,004	0.1
557,000			5.500%, due 08/25/34	612,452	0.1
19,007			6.000%, due 06/01/16	20,144	0.0
5,004			6.000%, due 07/01/16	5,303	0.0
50,045			6.000%, due 07/01/16	53,039	0.0
7,310			6.000%, due 08/01/16	7,747	0.0
66			6.000%, due 10/01/16	70	0.0
9,686			6.000%, due 10/01/16	10,265	0.0
8,978			6.000%, due 10/01/16	9,515	0.0
59,648			6.000%, due 03/01/17	64,008	0.0
2,407			6.000%, due 04/01/17	2,583	0.0
5,119			6.000%, due 04/01/17	5,493	0.0
7,328			6.000%, due 04/01/17	7,864	0.0
47,166			6.000%, due 06/01/17	50,614	0.0
12,106			6.000%, due 09/01/17	12,991	0.0
37,871			6.000%, due 10/01/17	40,640	0.0
47,583			6.000%, due 11/01/17	50,430	0.0
295,714			6.000%, due 07/25/29	333,049	0.1
485,185			6.000%, due 04/25/31	550,983	0.1
102,421			6.000%, due 12/01/37	113,432	0.0
200,386			6.000%, due 02/01/38	223,935	0.0
12,713			7.000%, due 06/01/29	15,106	0.0
1,814			7.000%, due 10/01/29	2,165	0.0
10,919			7.000%, due 10/01/31	13,022	0.0
6,251			7.000%, due 01/01/32	7,455	0.0
2,526			7.000%, due 04/01/32	3,010	0.0
6,280			7.000%, due 05/01/32	7,482	0.0
13,735			7.000%, due 07/01/32	16,363	0.0
4,267			7.500%, due 11/01/29	4,911	0.0
20,487			7.500%, due 10/01/30	22,633	0.0
26,280			7.500%, due 10/01/30	30,310	0.0
				18,899,055	3.5
			Government National Mortgage Association: 0.7%
10,645			1.625%, due 12/20/29	11,161	0.0
39,945			1.750%, due 04/20/28	42,023	0.0
1,400,000		W	3.000%, due 05/01/43	1,459,937	0.3
1,227,000		W	3.500%, due 05/15/43	1,316,149	0.3
211,476			4.000%, due 11/20/40	230,537	0.0
197,193			4.500%, due 08/20/41	217,326	0.0
201,549			5.140%, due 10/20/60	230,655	0.1
127,684			5.288%, due 10/20/60	146,857	0.0
44,626			6.500%, due 09/16/38	52,259	0.0
118,071			7.000%, due 05/16/32	135,558	0.0
				3,842,462	0.7
			Total U.S. Government Agency Obligations
			(Cost $32,460,863)	33,086,484	6.2

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 2.2%
			U.S. Treasury Bonds: 1.0%
2,656,000			2.750%, due 11/15/42	$2,467,592	0.5
2,662,000			2.000%, due 02/15/23	2,698,187	0.5
				5,165,779	1.0
			U.S. Treasury Notes: 1.2%
1,797,000			0.250%, due 02/28/15	1,797,422	0.3
1,380,000			0.375%, due 03/15/16	1,381,187	0.3
1,586,000			0.750%, due 02/28/18	1,586,620	0.3
1,763,000			1.250%, due 02/29/20	1,767,545	0.3
				6,532,774	1.2
			Total U.S. Treasury Obligations
			(Cost $11,657,764)	11,698,553	2.2

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
			Options on Currencies: 0.0%
5,300,000		@	EUR Put vs. USD Call Currency Option, Strike @ 1.280, Exp. 09/09/13 Counterparty: Barclays Bank PLC	$121,833	0.0
1,100,000		@	USD Put vs. JPY Call Currency Option, Strike @ 91.000, Exp. 06/10/13 Counterparty: Deutsche Bank AG	9,914	0.0
2,700,000		@	USD Put vs. JPY Call Currency Option, Strike @ 91.000, Exp. 04/02/13 Counterparty: Barclays Bank PLC	439	0.0
2,600,000		@	USD Put vs. JPY Call Currency Option, Strike @ 92.500, Exp. 06/13/13 Counterparty: Barclays Bank PLC	37,488	0.0
2,700,000		@	USD Put vs. JPY Call Currency Option, Strike @ 90.000, Exp. 05/16/13 Counterparty: Deutsche Bank AG	11,066	0.0
				180,740	0.0
			Total Purchased Options
			(Cost $184,836)	180,740	0.0
			Total Long-Term Investments
			(Cost $472,692,079)	512,820,437	95.6

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
			Securities Lending Collateral(cc)(1): 0.7%
1,000,000			BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.23%, due 04/01/13 (Repurchase Amount $1,000,025, collateralized by various U.S. Government Agency Obligations, 3.000%-6.000%, Market Value plus accrued interest $1,020,000, due 05/15/24-03/01/43)	$1,000,000	0.2
1,000,000			Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/31/13-03/15/53)	1,000,000	0.2
985,722			Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $985,744, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,005,437, due 04/25/13-01/01/47)	985,722	0.1
1,000,000			Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,000,024, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,020,000, due 07/01/27-04/01/43)	1,000,000	0.2
				3,985,722	0.7
			Foreign Government Bonds: 0.2%
MYR	780,000	Z	Bank Negara Malaysia Monetary Notes, 2.910%, 04/23/13	251,430	0.1
NGN	18,825,000	Z	Nigeria Treasury Bill, 9.830%, 10/24/13	112,378	0.0
NGN	50,642,000	Z	Nigeria Treasury Bill, 10.650%, 05/09/13	315,765	0.1
				679,573	0.2

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
Mutual Funds: 3.4%
18,481,596		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $18,481,596)	$18,481,596	3.4
Total Short-Term Investments
		(Cost $23,153,475)	23,146,891	4.3
		Total Investments in Securities (Cost $495,845,554)	$535,967,328	99.9
		Assets in Excess of Other Liabilities	307,583	0.1
		Net Assets	$536,274,911	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	BRL	Brazilian Real
	DOP	Dominican Peso
	EUR	EU Euro
	GBP	British Pound
	HUF	Hungarian Forint
	MYR	Malaysian Ringgit
	NGN	Nigerian Naira
	PLN	Polish Zloty
	RUB	Russian Ruble
	THB	Thai Baht
	TRY	Turkish New Lira
	ZAR	South African Rand
Cost for federal income tax purposes is $499,250,441.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$46,911,980
		Gross Unrealized Depreciation	(10,195,093)
		Net Unrealized Appreciation	$36,716,887

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,100,997	$6,119,487	$—	$42,220,484
Consumer Staples	24,807,026	4,962,375	—	29,769,401
Energy	29,237,242	6,561,057	—	35,798,299
Financials	45,736,092	19,546,613	—	65,282,705
Health Care	28,810,926	6,224,123	—	35,035,049
Industrials	29,990,307	6,008,037	—	35,998,344
Information Technology	41,319,926	9,859,338	—	51,179,264
Materials	9,616,876	5,451,711	—	15,068,587
Telecommunication Services	4,194,681	5,007,775	—	9,202,456
Utilities	8,570,855	2,666,644	—	11,237,499
Total Common Stock	258,384,928	72,407,160	—	330,792,088
Exchange-Traded Funds	42,970,354	—	—	42,970,354
Preferred Stock	788,555	—	—	788,555
Purchased Options	—	180,740	—	180,740
Corporate Bonds/Notes	—	37,176,556	—	37,176,556
Collateralized Mortgage Obligations	—	19,085,841	—	19,085,841
Short-Term Investments	18,481,596	4,665,295	—	23,146,891
Foreign Government Bonds	—	28,109,895	—	28,109,895
U.S. Treasury Obligations	—	11,698,553	—	11,698,553
U.S. Government Agency Obligations	—	33,086,484	—	33,086,484
Asset-Backed Securities	—	8,931,371	—	8,931,371
Total Investments, at fair value	$320,625,433	$215,341,895	$—	$535,967,328
Other Financial Instruments+
Swaps	—	12,063	—	12,063
Futures	151,278	—	—	151,278
Forward Foreign Currency Contracts	—	2,122,207	—	2,122,207
Total Assets	$320,776,711	$217,476,165	$—	$538,252,876
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(750,129)	$—	$(750,129)
Futures	(114,763)	—	—	(114,763)
Written Options	—	(63,129)	—	(63,129)
Forward Foreign Currency Contracts	—	(2,472,008)	—	(2,472,008)
Total Liabilities	$(114,763)	$(3,285,266)	$—	$(3,400,029)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	35,737	Buy	04/19/13	$54,000	$54,296	$296
Barclays Bank PLC	British Pound	233,443	Buy	04/19/13	353,000	354,673	1,673
Barclays Bank PLC	Canadian Dollar	21,377	Buy	04/19/13	21,000	21,036	36
Barclays Bank PLC	EU Euro	648,102	Buy	04/19/13	835,000	830,863	(4,137)
Barclays Bank PLC	New Zealand Dollar	40,308	Buy	04/19/13	33,000	33,688	688
Barclays Bank PLC	British Pound	160,560	Buy	04/19/13	242,000	243,941	1,941
Barclays Bank PLC	Hungarian Forint	58,406,400	Buy	04/19/13	256,000	245,471	(10,529)
Barclays Bank PLC	Australian Dollar	257,549	Buy	04/19/13	262,000	267,808	5,808
Barclays Bank PLC	Hungarian Forint	142,365,600	Buy	04/19/13	624,000	598,335	(25,665)
Barclays Bank PLC	Hungarian Forint	19,355,367	Buy	04/19/13	85,000	81,347	(3,653)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	136,902	Buy	04/19/13	$211,000	$207,998	$(3,002)
Barclays Bank PLC	Swiss Franc	986,427	Buy	04/19/13	1,070,000	1,039,333	(30,667)
Barclays Bank PLC	British Pound	242,493	Buy	04/19/13	376,000	368,423	(7,577)
Barclays Bank PLC	Brazilian Real	238,869	Buy	04/05/13	119,000	118,168	(832)
Barclays Bank PLC	Brazilian Real	521,898	Buy	04/05/13	260,000	258,182	(1,818)
Barclays Bank PLC	South Korean Won	388,785,600	Buy	06/14/13	348,000	348,047	47
Barclays Bank PLC	British Pound	330,240	Buy	04/19/13	521,000	501,738	(19,262)
Barclays Bank PLC	Polish Zloty	346,975	Buy	06/14/13	108,000	105,920	(2,080)
Barclays Bank PLC	Norwegian Krone	7,001,778	Buy	04/19/13	1,245,000	1,197,976	(47,024)
Barclays Bank PLC	Russian Ruble	25,266,723	Buy	04/19/13	820,215	810,048	(10,167)
Barclays Bank PLC	Czech Koruna	12,563,514	Buy	06/14/13	637,507	625,127	(12,380)
Barclays Bank PLC	Peruvian Nuevo Sol	19,535	Buy	06/14/13	7,522	7,527	5
Barclays Bank PLC	Czech Koruna	30,681,350	Buy	06/14/13	1,556,856	1,526,623	(30,233)
Barclays Bank PLC	British Pound	364,869	Buy	04/19/13	587,000	554,350	(32,650)
Barclays Bank PLC	Peruvian Nuevo Sol	252,394	Buy	06/14/13	97,187	97,256	69
Barclays Bank PLC	South African Rand	1,004,740	Buy	06/14/13	110,000	108,179	(1,821)
Barclays Bank PLC	South African Rand	2,457,046	Buy	06/14/13	269,000	264,548	(4,452)
Credit Suisse Group AG	Russian Ruble	7,419,825	Buy	04/19/13	245,000	237,879	(7,121)
Citigroup, Inc.	Brazilian Real	6,659,119	Buy	04/05/13	3,355,565	3,294,257	(61,308)
Citigroup, Inc.	British Pound	234,899	Buy	04/19/13	371,000	356,886	(14,114)
Citigroup, Inc.	Brazilian Real	214,866	Buy	04/05/13	108,000	106,294	(1,706)
Citigroup, Inc.	Brazilian Real	214,866	Buy	04/05/13	108,000	106,294	(1,706)
Citigroup, Inc.	Brazilian Real	525,228	Buy	04/05/13	264,000	259,830	(4,170)
Citigroup, Inc.	Brazilian Real	525,228	Buy	04/05/13	264,000	259,830	(4,170)
Citigroup, Inc.	Brazilian Real	213,700	Buy	04/05/13	108,000	105,717	(2,283)
Citigroup, Inc.	Australian Dollar	138,047	Buy	04/19/13	144,000	143,546	(454)
Citigroup, Inc.	Australian Dollar	414,031	Buy	04/19/13	433,000	430,524	(2,476)
Citigroup, Inc.	Canadian Dollar	519,104	Buy	04/19/13	510,000	510,819	819
Citigroup, Inc.	Norwegian Krone	1,116,894	Buy	04/19/13	191,000	191,096	96
Citigroup, Inc.	Canadian Dollar	171,692	Buy	04/19/13	168,000	168,952	952
Citigroup, Inc.	Norwegian Krone	93,435	Buy	04/19/13	16,000	15,986	(14)
Citigroup, Inc.	Canadian Dollar	570,738	Buy	04/19/13	558,000	561,629	3,629
Citigroup, Inc.	Canadian Dollar	578,353	Buy	04/19/13	564,000	569,123	5,123
Citigroup, Inc.	Japanese Yen	100,491,844	Buy	04/19/13	1,057,000	1,067,647	10,647
Citigroup, Inc.	Japanese Yen	31,180,482	Buy	04/19/13	329,000	331,268	2,268
Citigroup, Inc.	Brazilian Real	197,258	Buy	04/05/13	99,000	97,583	(1,417)
Citigroup, Inc.	Japanese Yen	17,099,906	Buy	04/19/13	179,000	181,673	2,673
Citigroup, Inc.	Australian Dollar	1,452,245	Buy	04/19/13	1,503,000	1,510,095	7,095
Citigroup, Inc.	Japanese Yen	17,228,750	Buy	04/19/13	179,000	183,042	4,042
Citigroup, Inc.	Canadian Dollar	530,728	Buy	04/19/13	517,000	522,258	5,258
Citigroup, Inc.	EU Euro	264,379	Buy	04/19/13	344,000	338,932	(5,068)
Citigroup, Inc.	EU Euro	142,849	Buy	04/19/13	186,000	183,131	(2,869)
Citigroup, Inc.	Japanese Yen	11,023,912	Buy	04/19/13	115,000	117,120	2,120
Citigroup, Inc.	New Zealand Dollar	99,557	Buy	04/19/13	82,000	83,205	1,205
Citigroup, Inc.	New Zealand Dollar	83,725	Buy	04/19/13	69,000	69,974	974
Citigroup, Inc.	EU Euro	207,568	Buy	04/19/13	272,000	266,100	(5,900)
Citigroup, Inc.	EU Euro	190,043	Buy	04/19/13	247,000	243,634	(3,366)
Citigroup, Inc.	Canadian Dollar	483,464	Buy	04/19/13	470,000	475,748	5,748
Citigroup, Inc.	Norwegian Krone	3,032,636	Buy	04/19/13	531,000	518,872	(12,128)
Citigroup, Inc.	New Zealand Dollar	356,950	Buy	04/19/13	293,000	298,324	5,324
Citigroup, Inc.	Australian Dollar	266,596	Buy	04/19/13	270,000	277,216	7,216
Citigroup, Inc.	EU Euro	1,272,418	Buy	04/19/13	1,655,943	1,631,232	(24,711)
Citigroup, Inc.	EU Euro	80,639	Buy	04/19/13	105,809	103,379	(2,430)
Citigroup, Inc.	Canadian Dollar	2,096,458	Buy	04/19/13	2,041,671	2,062,999	21,328
Citigroup, Inc.	Canadian Dollar	224,648	Buy	04/19/13	218,000	221,063	3,063
Citigroup, Inc.	EU Euro	5,266,221	Buy	04/19/13	6,909,988	6,751,263	(158,725)
Citigroup, Inc.	Japanese Yen	15,845,276	Buy	04/19/13	172,000	168,344	(3,656)
Citigroup, Inc.	Norwegian Krone	1,078,672	Buy	04/19/13	188,000	184,556	(3,444)
Citigroup, Inc.	New Zealand Dollar	872,207	Buy	04/19/13	717,000	728,954	11,954
Citigroup, Inc.	Swedish Krona	64,614	Buy	04/19/13	10,000	9,912	(88)
Citigroup, Inc.	Australian Dollar	516,409	Buy	04/19/13	525,000	536,979	11,979
Citigroup, Inc.	Canadian Dollar	521,160	Buy	04/19/13	508,000	512,842	4,842
Citigroup, Inc.	Norwegian Krone	1,538,884	Buy	04/19/13	269,000	263,297	(5,703)
Citigroup, Inc.	British Pound	223,947	Buy	04/19/13	339,000	340,246	1,246
Citigroup, Inc.	Hungarian Forint	59,419,704	Buy	04/19/13	261,000	249,729	(11,271)
Citigroup, Inc.	Norwegian Krone	2,597,915	Buy	04/19/13	457,000	444,493	(12,507)
Citigroup, Inc.	New Zealand Dollar	155,970	Buy	04/19/13	130,000	130,354	354
Citigroup, Inc.	Norwegian Krone	3,435,034	Buy	04/19/13	616,000	587,720	(28,280)
Citigroup, Inc.	Norwegian Krone	5,038,837	Buy	04/19/13	906,000	862,124	(43,876)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Norwegian Krone	2,045,062	Buy	04/19/13	$368,000	$349,902	$(18,098)
Citigroup, Inc.	Swedish Krona	132,986	Buy	04/19/13	21,000	20,400	(600)
Citigroup, Inc.	British Pound	223,341	Buy	04/19/13	347,000	339,325	(7,675)
Citigroup, Inc.	Brazilian Real	425,595	Buy	04/05/13	213,000	210,541	(2,459)
Citigroup, Inc.	Brazilian Real	1,043,008	Buy	04/05/13	522,000	515,975	(6,025)
Citigroup, Inc.	British Pound	684,214	Buy	04/19/13	1,071,000	1,039,535	(31,465)
Citigroup, Inc.	New Zealand Dollar	320,021	Buy	04/19/13	265,000	267,461	2,461
Citigroup, Inc.	Swedish Krona	2,027,352	Buy	04/19/13	314,000	310,992	(3,008)
Citigroup, Inc.	New Zealand Dollar	303,043	Buy	04/19/13	254,000	253,270	(730)
Citigroup, Inc.	British Pound	188,423	Buy	04/19/13	296,000	286,273	(9,727)
Citigroup, Inc.	British Pound	341,071	Buy	04/19/13	540,000	518,193	(21,807)
Citigroup, Inc.	Norwegian Krone	1,795,568	Buy	04/19/13	329,000	307,214	(21,786)
Citigroup, Inc.	Polish Zloty	863,135	Buy	06/14/13	264,000	263,488	(512)
Citigroup, Inc.	Swedish Krona	3,319,130	Buy	04/19/13	517,000	509,148	(7,852)
Citigroup, Inc.	Brazilian Real	330,854	Buy	04/05/13	161,000	163,673	2,673
Citigroup, Inc.	Swedish Krona	1,422,854	Buy	04/19/13	220,000	218,263	(1,737)
Citigroup, Inc.	Norwegian Krone	2,224,923	Buy	04/19/13	401,000	380,675	(20,325)
Citigroup, Inc.	Norwegian Krone	3,061,825	Buy	04/19/13	549,000	523,866	(25,134)
Citigroup, Inc.	Polish Zloty	1,032,000	Buy	06/14/13	318,440	315,037	(3,403)
Citigroup, Inc.	Romanian New Leu	961,338	Buy	06/14/13	283,447	276,406	(7,041)
Citigroup, Inc.	Norwegian Krone	1,465,357	Buy	04/19/13	263,000	250,717	(12,283)
Citigroup, Inc.	Swiss Franc	158,141	Buy	04/19/13	170,000	166,623	(3,377)
Citigroup, Inc.	British Pound	379,499	Buy	04/19/13	607,000	576,577	(30,423)
Citigroup, Inc.	Polish Zloty	851,395	Buy	06/14/13	265,000	259,904	(5,096)
Citigroup, Inc.	South African Rand	2,493,395	Buy	06/14/13	266,000	268,461	2,461
Citigroup, Inc.	British Pound	321,752	Buy	04/19/13	517,000	488,842	(28,158)
Citigroup, Inc.	Polish Zloty	349,126	Buy	06/14/13	109,000	106,577	(2,423)
Citigroup, Inc.	Swiss Franc	36,452	Buy	04/19/13	40,000	38,408	(1,592)
Citigroup, Inc.	British Pound	487,893	Buy	04/19/13	787,000	741,262	(45,738)
Citigroup, Inc.	South African Rand	1,010,297	Buy	06/14/13	109,000	108,778	(222)
Citigroup, Inc.	British Pound	568,401	Buy	04/19/13	916,000	863,580	(52,420)
Citigroup, Inc.	Polish Zloty	349,855	Buy	06/14/13	109,000	106,800	(2,200)
Citigroup, Inc.	Polish Zloty	783,161	Buy	06/14/13	244,000	239,074	(4,926)
Citigroup, Inc.	British Pound	618,086	Buy	04/19/13	991,000	939,066	(51,934)
Citigroup, Inc.	New Zealand Dollar	1,501,127	Buy	04/19/13	1,245,000	1,254,580	9,580
Citigroup, Inc.	New Zealand Dollar	644,649	Buy	04/19/13	534,664	538,770	4,106
Citigroup, Inc.	Hungarian Forint	79,290,120	Buy	04/19/13	352,273	333,241	(19,032)
Citigroup, Inc.	Indian Rupee	12,206,505	Buy	06/14/13	217,818	221,178	3,360
Citigroup, Inc.	Malaysian Ringgit	344,960	Buy	06/14/13	110,281	110,839	558
Citigroup, Inc.	Romanian New Leu	703,661	Buy	06/14/13	207,111	202,318	(4,793)
Citigroup, Inc.	Swiss Franc	794,678	Buy	04/19/13	862,467	837,300	(25,167)
Citigroup, Inc.	Hungarian Forint	130,041,822	Buy	04/19/13	577,754	546,540	(31,214)
Citigroup, Inc.	Indian Rupee	40,137,612	Buy	06/14/13	716,231	727,280	11,049
Citigroup, Inc.	Malaysian Ringgit	830,402	Buy	06/14/13	265,474	266,818	1,344
Citigroup, Inc.	Romanian New Leu	890,657	Buy	06/14/13	262,151	256,084	(6,067)
Citigroup, Inc.	Mexican Peso	1,425,453	Buy	06/14/13	110,000	114,604	4,604
Citigroup, Inc.	Mexican Peso	4,445,405	Buy	06/14/13	344,432	357,402	12,970
Citigroup, Inc.	South African Rand	570,827	Buy	06/14/13	62,000	61,460	(540)
Citigroup, Inc.	Hong Kong Sar Dollar	2,030,107	Buy	06/14/13	261,873	261,620	(253)
Citigroup, Inc.	Mexican Peso	3,485,880	Buy	06/14/13	269,000	280,259	11,259
Citigroup, Inc.	Mexican Peso	22,448,979	Buy	06/14/13	1,739,359	1,804,859	65,500
Citigroup, Inc.	Singapore Dollar	350,279	Buy	06/14/13	282,530	282,455	(75)
Citigroup, Inc.	South African Rand	1,381,034	Buy	06/14/13	150,000	148,694	(1,306)
Citigroup, Inc.	Polish Zloty	368,339	Buy	06/14/13	115,000	112,442	(2,558)
Citigroup, Inc.	Polish Zloty	877,607	Buy	06/14/13	274,000	267,906	(6,094)
Citigroup, Inc.	Indian Rupee	6,039,330	Buy	06/14/13	110,000	109,431	(569)
Citigroup, Inc.	Indian Rupee	14,714,004	Buy	06/14/13	268,000	266,613	(1,387)
Citigroup, Inc.	Chinese Yuan	1,871,168	Buy	08/09/13	297,000	299,000	2,000
Citigroup, Inc.	Chinese Yuan	1,524,721	Buy	08/09/13	242,000	243,640	1,640
Citigroup, Inc.	Chinese Yuan	3,345,566	Buy	08/09/13	531,000	534,599	3,599
Credit Suisse Group AG	Norwegian Krone	3,033,889	Buy	04/19/13	531,000	519,086	(11,914)
Credit Suisse Group AG	Swedish Krona	2,583,880	Buy	04/19/13	404,000	396,362	(7,638)
Credit Suisse Group AG	British Pound	534,674	Buy	04/19/13	815,000	812,337	(2,663)
Credit Suisse Group AG	Norwegian Krone	6,024,008	Buy	04/19/13	1,081,000	1,030,683	(50,317)
Credit Suisse Group AG	Norwegian Krone	6,002,540	Buy	04/19/13	1,080,000	1,027,010	(52,990)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Norwegian Krone	6,003,101	Buy	04/19/13	$1,080,000	$1,027,106	$(52,894)
Credit Suisse Group AG	Russian Ruble	1,968,525	Buy	04/19/13	65,000	63,111	(1,889)
Credit Suisse Group AG	Norwegian Krone	867,941	Buy	04/19/13	158,000	148,501	(9,499)
Credit Suisse Group AG	Swedish Krona	585,695	Buy	04/19/13	89,000	89,844	844
Credit Suisse Group AG	Chilean Peso	129,571,533	Buy	04/19/13	271,667	274,120	2,453
Credit Suisse Group AG	Danish Krone	849,772	Buy	04/19/13	149,440	146,134	(3,306)
Deutsche Bank AG	Chinese Yuan	3,280,737	Buy	01/14/14	521,000	520,893	(107)
Deutsche Bank AG	Brazilian Real	214,866	Buy	04/05/13	108,000	106,294	(1,706)
Deutsche Bank AG	Brazilian Real	525,228	Buy	04/05/13	264,000	259,830	(4,170)
Deutsche Bank AG	Brazilian Real	524,144	Buy	04/05/13	265,000	259,293	(5,707)
Deutsche Bank AG	New Zealand Dollar	270,225	Buy	04/19/13	226,000	225,843	(157)
Deutsche Bank AG	British Pound	718,266	Buy	04/19/13	1,086,000	1,091,271	5,271
Deutsche Bank AG	Canadian Dollar	1,084,329	Buy	04/19/13	1,056,000	1,067,024	11,024
Deutsche Bank AG	EU Euro	233,214	Buy	04/19/13	303,000	298,978	(4,022)
Deutsche Bank AG	Swedish Krona	5,039,215	Buy	04/19/13	792,000	773,005	(18,995)
Deutsche Bank AG	British Pound	61,734	Buy	04/19/13	93,000	93,793	793
Deutsche Bank AG	New Zealand Dollar	216,204	Buy	04/19/13	179,000	180,694	1,694
Deutsche Bank AG	Hungarian Forint	2,679,903	Buy	04/19/13	11,728	11,263	(465)
Deutsche Bank AG	EU Euro	413,323	Buy	04/19/13	538,000	529,878	(8,122)
Deutsche Bank AG	EU Euro	413,161	Buy	04/19/13	538,000	529,669	(8,331)
Deutsche Bank AG	Hungarian Forint	4,388,272	Buy	04/19/13	19,205	18,443	(762)
Deutsche Bank AG	New Zealand Dollar	383,305	Buy	04/19/13	315,000	320,351	5,351
Deutsche Bank AG	Hungarian Forint	24,281,007	Buy	04/19/13	107,000	102,048	(4,952)
Deutsche Bank AG	Hungarian Forint	61,723,682	Buy	04/19/13	272,000	259,413	(12,587)
Deutsche Bank AG	Hungarian Forint	81,563,966	Buy	04/19/13	375,403	342,797	(32,606)
Deutsche Bank AG	New Zealand Dollar	326,532	Buy	04/19/13	275,000	272,902	(2,098)
Deutsche Bank AG	New Zealand Dollar	618,544	Buy	04/19/13	512,000	516,954	4,954
Deutsche Bank AG	New Zealand Dollar	619,533	Buy	04/19/13	517,000	517,780	780
Deutsche Bank AG	Brazilian Real	150,438	Buy	04/05/13	73,000	74,422	1,422
Deutsche Bank AG	Singapore Dollar	270,100	Buy	06/14/13	217,000	217,802	802
Deutsche Bank AG	Brazilian Real	560,538	Buy	04/05/13	272,000	277,297	5,297
Deutsche Bank AG	Chilean Peso	50,921,300	Buy	04/19/13	107,000	107,728	728
Deutsche Bank AG	Peruvian Nuevo Sol	701,077	Buy	06/14/13	271,000	270,149	(851)
Deutsche Bank AG	Chilean Peso	102,794,400	Buy	04/19/13	216,000	217,470	1,470
Deutsche Bank AG	Peruvian Nuevo Sol	1,681,550	Buy	06/14/13	650,000	647,960	(2,040)
Deutsche Bank AG	Polish Zloty	860,436	Buy	06/14/13	264,000	262,664	(1,336)
Deutsche Bank AG	South African Rand	1,013,040	Buy	06/14/13	108,000	109,073	1,073
Deutsche Bank AG	South African Rand	2,476,320	Buy	06/14/13	264,000	266,623	2,623
Deutsche Bank AG	Brazilian Real	1,243,032	Buy	04/05/13	604,000	614,926	10,926
Deutsche Bank AG	Brazilian Real	2,418,150	Buy	04/05/13	1,175,000	1,196,255	21,255
Deutsche Bank AG	Brazilian Real	312,872	Buy	04/05/13	151,000	154,777	3,777
Deutsche Bank AG	South African Rand	1,131,935	Buy	06/14/13	120,839	121,875	1,036
Deutsche Bank AG	South African Rand	6,207,634	Buy	06/14/13	662,690	668,370	5,680
Deutsche Bank AG	British Pound	64,204	Buy	04/19/13	103,000	97,545	(5,455)
Deutsche Bank AG	Polish Zloty	851,700	Buy	06/14/13	266,000	259,997	(6,003)
Deutsche Bank AG	British Pound	12,379	Buy	04/19/13	19,979	18,807	(1,172)
Deutsche Bank AG	Polish Zloty	1,361,773	Buy	06/14/13	427,089	415,706	(11,383)
Deutsche Bank AG	South African Rand	2,464,516	Buy	06/14/13	266,000	265,352	(648)
Deutsche Bank AG	Norwegian Krone	9,982,786	Buy	04/19/13	1,772,690	1,708,014	(64,676)
Deutsche Bank AG	Swedish Krona	5,205,014	Buy	04/19/13	793,000	798,439	5,439
Deutsche Bank AG	Swedish Krona	3,692,838	Buy	04/19/13	562,287	566,473	4,186
Deutsche Bank AG	Indonesian Rupiah	55,051,000	Buy	06/14/13	5,614	5,611	(3)
Deutsche Bank AG	Polish Zloty	1,046,181	Buy	06/14/13	326,040	319,366	(6,674)
Deutsche Bank AG	Thai Baht	1,819,525	Buy	06/14/13	60,682	61,850	1,168
Deutsche Bank AG	Turkish Lira	403,545	Buy	06/14/13	221,348	220,946	(402)
Deutsche Bank AG	Indonesian Rupiah	4,168,680,000	Buy	06/14/13	425,159	424,914	(245)
Deutsche Bank AG	Polish Zloty	1,688,754	Buy	06/14/13	526,296	515,522	(10,774)
Deutsche Bank AG	Turkish Lira	1,744,339	Buy	06/14/13	956,785	955,049	(1,736)
Deutsche Bank AG	Turkish Lira	368,993	Buy	06/14/13	202,000	202,029	29
Deutsche Bank AG	Israeli New Shekel	306,231	Buy	06/14/13	81,687	83,965	2,278
Deutsche Bank AG	Turkish Lira	898,736	Buy	06/14/13	492,000	492,070	70
Deutsche Bank AG	Philippine Peso	26,705,216	Buy	07/12/13	655,343	654,741	(602)
Deutsche Bank AG	Philippine Peso	68,456,747	Buy	07/12/13	1,679,920	1,678,378	(1,542)
Deutsche Bank AG	Colombian Peso	429,507,000	Buy	07/12/13	234,000	233,299	(701)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Colombian Peso	1,055,412,500	Buy	07/12/13	$575,000	$573,277	$(1,723)
Deutsche Bank AG	Colombian Peso	247,380,855	Buy	07/12/13	136,134	134,372	(1,762)
Deutsche Bank AG	Chinese Yuan	1,586,844	Buy	08/09/13	252,000	253,567	1,567
Deutsche Bank AG	Chinese Yuan	3,268,143	Buy	08/09/13	519,000	522,227	3,227
Deutsche Bank AG	Chinese Yuan	1,341,261	Buy	01/14/14	213,000	212,956	(44)
Goldman Sachs & Co.	Brazilian Real	215,028	Buy	04/05/13	108,000	106,374	(1,626)
Goldman Sachs & Co.	Brazilian Real	525,624	Buy	04/05/13	264,000	260,025	(3,975)
Goldman Sachs & Co.	British Pound	346,943	Buy	04/19/13	540,000	527,115	(12,885)
Goldman Sachs & Co.	Polish Zloty	353,058	Buy	06/14/13	108,000	107,777	(223)
Goldman Sachs & Co.	Polish Zloty	355,242	Buy	06/14/13	109,000	108,444	(556)
Goldman Sachs & Co.	Polish Zloty	1,366,761	Buy	06/14/13	423,915	417,229	(6,686)
Goldman Sachs & Co.	South African Rand	1,021,223	Buy	06/14/13	109,000	109,954	954
HSBC	Brazilian Real	288,113	Buy	04/05/13	144,000	142,529	(1,471)
HSBC	British Pound	319,972	Buy	04/19/13	504,000	486,137	(17,863)
JPMorgan Chase & Co.	Brazilian Real	214,996	Buy	04/05/13	108,000	106,358	(1,642)
JPMorgan Chase & Co.	EU Euro	1,011,147	Buy	04/19/13	1,293,000	1,296,284	3,284
JPMorgan Chase & Co.	British Pound	287,993	Buy	04/19/13	435,000	437,552	2,552
JPMorgan Chase & Co.	Canadian Dollar	169,843	Buy	04/19/13	167,000	167,132	132
JPMorgan Chase & Co.	British Pound	832,976	Buy	04/19/13	1,265,000	1,265,550	550
JPMorgan Chase & Co.	British Pound	222,612	Buy	04/19/13	339,000	338,217	(783)
JPMorgan Chase & Co.	British Pound	234,518	Buy	04/19/13	356,000	356,305	305
JPMorgan Chase & Co.	British Pound	235,559	Buy	04/19/13	356,000	357,888	1,888
JPMorgan Chase & Co.	EU Euro	280,161	Buy	04/19/13	366,000	359,165	(6,835)
JPMorgan Chase & Co.	British Pound	24,491	Buy	04/19/13	37,000	37,210	210
JPMorgan Chase & Co.	EU Euro	38,619	Buy	04/19/13	50,000	49,509	(491)
JPMorgan Chase & Co.	Japanese Yen	16,424,704	Buy	04/19/13	171,000	174,500	3,500
JPMorgan Chase & Co.	EU Euro	163,335	Buy	04/19/13	213,000	209,395	(3,605)
JPMorgan Chase & Co.	Australian Dollar	402,580	Buy	04/19/13	411,000	418,617	7,617
JPMorgan Chase & Co.	Norwegian Krone	3,106,588	Buy	04/19/13	544,000	531,525	(12,475)
JPMorgan Chase & Co.	EU Euro	6,622	Buy	04/19/13	8,595	8,490	(105)
JPMorgan Chase & Co.	Australian Dollar	163,466	Buy	04/19/13	166,140	169,978	3,838
JPMorgan Chase & Co.	New Zealand Dollar	381,586	Buy	04/19/13	315,000	318,913	3,913
JPMorgan Chase & Co.	Japanese Yen	435,382,691	Buy	04/19/13	4,715,001	4,625,600	(89,401)
JPMorgan Chase & Co.	Swedish Krona	1,692,037	Buy	04/19/13	261,000	259,555	(1,445)
JPMorgan Chase & Co.	British Pound	148,262	Buy	04/19/13	230,000	225,257	(4,743)
JPMorgan Chase & Co.	British Pound	403,870	Buy	04/19/13	632,000	613,604	(18,396)
JPMorgan Chase & Co.	British Pound	622,648	Buy	04/19/13	980,000	945,998	(34,002)
JPMorgan Chase & Co.	Chilean Peso	30,013,200	Buy	04/19/13	63,000	63,496	496

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Russian Ruble	6,102,117	Buy	04/19/13	$202,000	$195,633	$(6,367)
JPMorgan Chase & Co.	Chilean Peso	68,601,600	Buy	04/19/13	144,000	145,133	1,133
JPMorgan Chase & Co.	Russian Ruble	15,255,293	Buy	04/19/13	505,000	489,083	(15,917)
JPMorgan Chase & Co.	Mexican Peso	2,608,976	Buy	06/14/13	209,000	209,757	757
JPMorgan Chase & Co.	Mexican Peso	1,280,778	Buy	06/14/13	101,473	102,972	1,499
JPMorgan Chase & Co.	Chilean Peso	61,091,140	Buy	04/19/13	127,846	129,244	1,398
JPMorgan Chase & Co.	Chilean Peso	103,697,020	Buy	04/19/13	217,007	219,380	2,373
JPMorgan Chase & Co.	Taiwan New Dollar	4,544,479	Buy	07/12/13	153,867	152,302	(1,565)
JPMorgan Chase & Co.	Brazilian Real	525,545	Buy	04/05/13	264,000	259,986	(4,014)
UBS Warburg LLC	New Zealand Dollar	200,465	Buy	04/19/13	165,000	167,540	2,540
UBS Warburg LLC	Norwegian Krone	5,285,698	Buy	04/19/13	951,000	904,361	(46,639)
UBS Warburg LLC	Swedish Krona	2,144,609	Buy	04/19/13	338,000	328,979	(9,021)
UBS Warburg LLC	New Zealand Dollar	423,384	Buy	04/19/13	353,000	353,847	847
UBS Warburg LLC	New Zealand Dollar	456,999	Buy	04/19/13	380,000	381,941	1,941
UBS Warburg LLC	New Zealand Dollar	66,808	Buy	04/19/13	56,000	55,835	(165)
UBS Warburg LLC	Polish Zloty	190,919	Buy	06/14/13	58,000	58,281	281
UBS Warburg LLC	New Zealand Dollar	64,766	Buy	04/19/13	54,000	54,128	128
UBS Warburg LLC	Swedish Krona	875,765	Buy	04/19/13	134,000	134,341	341
UBS Warburg LLC	Norwegian Krone	2,421,526	Buy	04/19/13	433,000	414,313	(18,687)
UBS Warburg LLC	Swiss Franc	149,847	Buy	04/19/13	161,000	157,884	(3,116)
UBS Warburg LLC	British Pound	99,261	Buy	04/19/13	159,000	150,809	(8,191)
UBS Warburg LLC	Swedish Krona	3,412,667	Buy	04/19/13	520,000	523,496	3,496
UBS Warburg LLC	Norwegian Krone	3,942,600	Buy	04/19/13	703,000	674,563	(28,437)
							$(1,558,265)

Barclays Bank PLC	Swedish Krona	6,848,457	Sell	04/19/13	1,052,000	1,050,539	1,461
Deutsche Bank AG	Brazilian Real	109,155	Sell	04/05/13	56,000	53,999	2,001
Barclays Bank PLC	Hungarian Forint	25,558,178	Sell	04/19/13	108,000	107,416	584
Barclays Bank PLC	Norwegian Krone	3,695,402	Sell	04/19/13	635,000	632,268	2,732
Barclays Bank PLC	Norwegian Krone	6,038,604	Sell	04/19/13	1,060,000	1,033,180	26,820
Barclays Bank PLC	Japanese Yen	13,733,019	Sell	04/19/13	147,000	145,903	1,097
Barclays Bank PLC	EU Euro	293,438	Sell	04/19/13	381,000	376,185	4,815
Barclays Bank PLC	British Pound	319,981	Sell	04/19/13	489,000	486,151	2,849
Barclays Bank PLC	Norwegian Krone	5,156,437	Sell	04/19/13	932,000	882,245	49,755
Barclays Bank PLC	British Pound	1,162,418	Sell	04/19/13	1,800,000	1,766,077	33,923
Barclays Bank PLC	British Pound	178,988	Sell	04/19/13	281,000	271,938	9,062
Barclays Bank PLC	British Pound	320,634	Sell	04/19/13	508,000	487,144	20,856
Barclays Bank PLC	Russian Ruble	7,922,070	Sell	04/19/13	260,000	253,981	6,019
Barclays Bank PLC	Russian Ruble	17,123,859	Sell	04/19/13	562,000	548,989	13,011
Barclays Bank PLC	Russian Ruble	15,614,296	Sell	04/19/13	510,647	500,593	10,054
Barclays Bank PLC	Brazilian Real	6,516,264	Sell	04/05/13	3,176,496	3,223,586	(47,090)
Barclays Bank PLC	Brazilian Real	8,972,341	Sell	04/05/13	4,373,765	4,438,605	(64,840)
Barclays Bank PLC	Russian Ruble	10,503,723	Sell	04/19/13	342,269	336,748	5,521
Barclays Bank PLC	Mexican Peso	1,377,884	Sell	06/14/13	109,000	110,779	(1,779)
Barclays Bank PLC	Mexican Peso	736,983	Sell	06/14/13	58,000	59,252	(1,252)
Barclays Bank PLC	Russian Ruble	5,371,260	Sell	04/19/13	174,363	172,202	2,161
Barclays Bank PLC	Mexican Peso	1,406,432	Sell	06/14/13	109,000	113,075	(4,075)
Barclays Bank PLC	South African Rand	7,355,325	Sell	06/14/13	799,327	791,940	7,387
Barclays Bank PLC	Indian Rupee	4,101,140	Sell	06/14/13	73,000	74,311	(1,311)
Barclays Bank PLC	South African Rand	4,177,633	Sell	06/14/13	453,997	449,802	4,195
Barclays Bank PLC	Indian Rupee	9,719,140	Sell	06/14/13	173,000	176,108	(3,108)
Citigroup, Inc.	Brazilian Real	214,650	Sell	04/05/13	108,000	106,187	1,813
Citigroup, Inc.	Brazilian Real	524,700	Sell	04/05/13	264,000	259,568	4,432
Citigroup, Inc.	Chilean Peso	107,124,000	Sell	04/19/13	226,000	226,630	(630)
Citigroup, Inc.	New Zealand Dollar	428,351	Sell	04/19/13	357,000	357,998	(998)
Citigroup, Inc.	Australian Dollar	487,218	Sell	04/19/13	510,000	506,626	3,374
Citigroup, Inc.	Japanese Yen	14,825,934	Sell	04/19/13	157,000	157,514	(514)
Citigroup, Inc.	British Pound	414,690	Sell	04/19/13	628,000	630,043	(2,043)
Citigroup, Inc.	Japanese Yen	16,834,216	Sell	04/19/13	179,000	178,850	150
Citigroup, Inc.	EU Euro	132,020	Sell	04/19/13	170,000	169,249	751
Citigroup, Inc.	Swedish Krona	534,112	Sell	04/19/13	82,000	81,932	68

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Australian Dollar	61,311	Sell	04/19/13	$64,000	$63,754	$246
Citigroup, Inc.	Australian Dollar	97,731	Sell	04/19/13	102,000	101,624	376
Citigroup, Inc.	Australian Dollar	126,597	Sell	04/19/13	132,000	131,640	360
Citigroup, Inc.	Japanese Yen	23,221,688	Sell	04/19/13	245,000	246,712	(1,712)
Citigroup, Inc.	Canadian Dollar	570,960	Sell	04/19/13	557,000	561,847	(4,847)
Citigroup, Inc.	Hungarian Forint	62,446,771	Sell	04/19/13	264,000	262,452	1,548
Citigroup, Inc.	British Pound	684,027	Sell	04/19/13	1,033,942	1,039,251	(5,309)
Citigroup, Inc.	Canadian Dollar	339,208	Sell	04/19/13	330,000	333,794	(3,794)
Citigroup, Inc.	Brazilian Real	51,805	Sell	04/05/13	26,000	25,628	372
Citigroup, Inc.	Hungarian Forint	25,315,632	Sell	04/19/13	108,000	106,397	1,603
Citigroup, Inc.	Hungarian Forint	61,882,656	Sell	04/19/13	264,000	260,081	3,919
Citigroup, Inc.	New Zealand Dollar	161,253	Sell	04/19/13	133,000	134,769	(1,769)
Citigroup, Inc.	Canadian Dollar	372,932	Sell	04/19/13	363,000	366,980	(3,980)
Citigroup, Inc.	EU Euro	565,648	Sell	04/19/13	736,000	725,157	10,843
Citigroup, Inc.	Japanese Yen	184,077,802	Sell	04/19/13	1,914,000	1,955,682	(41,682)
Citigroup, Inc.	Russian Ruble	3,757,406	Sell	04/19/13	121,371	120,462	909
Citigroup, Inc.	Russian Ruble	5,915,915	Sell	04/19/13	191,095	189,664	1,431
Citigroup, Inc.	Australian Dollar	246,008	Sell	04/19/13	251,000	255,807	(4,807)
Citigroup, Inc.	Russian Ruble	2,505,401	Sell	04/19/13	81,118	80,323	795
Citigroup, Inc.	British Pound	476,739	Sell	04/19/13	720,000	724,316	(4,316)
Citigroup, Inc.	Russian Ruble	3,943,487	Sell	04/19/13	127,679	126,428	1,251
Citigroup, Inc.	Chilean Peso	33,923,800	Sell	04/19/13	71,000	71,769	(769)
Citigroup, Inc.	EU Euro	191,507	Sell	04/19/13	249,000	245,511	3,489
Citigroup, Inc.	Canadian Dollar	3,056,869	Sell	04/19/13	2,965,450	3,008,083	(42,633)
Citigroup, Inc.	Japanese Yen	229,603,414	Sell	04/19/13	2,458,465	2,439,356	19,109
Citigroup, Inc.	Chilean Peso	105,116,000	Sell	04/19/13	220,000	222,382	(2,382)
Citigroup, Inc.	EU Euro	479,921	Sell	04/19/13	624,000	615,256	8,744
Citigroup, Inc.	EU Euro	1,624,233	Sell	04/19/13	2,124,591	2,082,257	42,334
Citigroup, Inc.	EU Euro	105,081	Sell	04/19/13	138,000	134,713	3,287
Citigroup, Inc.	Australian Dollar	387,671	Sell	04/19/13	396,172	403,114	(6,942)
Citigroup, Inc.	EU Euro	126,887	Sell	04/19/13	166,000	162,668	3,332
Citigroup, Inc.	EU Euro	405,331	Sell	04/19/13	531,000	519,632	11,368
Citigroup, Inc.	British Pound	693,868	Sell	04/19/13	1,049,000	1,054,202	(5,202)
Citigroup, Inc.	Norwegian Krone	1,458,811	Sell	04/19/13	255,000	249,597	5,403
Citigroup, Inc.	Brazilian Real	346,869	Sell	04/05/13	174,000	171,596	2,404
Citigroup, Inc.	Brazilian Real	1,210,055	Sell	04/05/13	607,000	598,612	8,388
Citigroup, Inc.	Swedish Krona	2,840,782	Sell	04/19/13	442,000	435,770	6,230
Citigroup, Inc.	Norwegian Krone	3,825,850	Sell	04/19/13	673,000	654,587	18,413
Citigroup, Inc.	New Zealand Dollar	110,388	Sell	04/19/13	93,000	92,257	743
Citigroup, Inc.	New Zealand Dollar	67,600	Sell	04/19/13	57,000	56,497	503
Citigroup, Inc.	Swiss Franc	985,990	Sell	04/19/13	1,075,000	1,038,873	36,127
Citigroup, Inc.	New Zealand Dollar	411,757	Sell	04/19/13	345,000	344,129	871
Citigroup, Inc.	Brazilian Real	628,326	Sell	04/05/13	307,000	310,832	(3,832)
Citigroup, Inc.	British Pound	823,777	Sell	04/19/13	1,301,000	1,251,576	49,424
Citigroup, Inc.	Norwegian Krone	1,916,277	Sell	04/19/13	346,000	327,867	18,133
Citigroup, Inc.	Norwegian Krone	1,931,153	Sell	04/19/13	350,000	330,412	19,588
Citigroup, Inc.	British Pound	155,258	Sell	04/19/13	243,000	235,886	7,114
Citigroup, Inc.	British Pound	192,987	Sell	04/19/13	302,000	293,208	8,792
Citigroup, Inc.	Norwegian Krone	1,340,120	Sell	04/19/13	244,000	229,289	14,711
Citigroup, Inc.	Russian Ruble	7,636,926	Sell	04/19/13	251,000	244,839	6,161
Citigroup, Inc.	Hungarian Forint	47,554,736	Sell	04/19/13	217,708	199,864	17,844
Citigroup, Inc.	Swedish Krona	1,513,494	Sell	04/19/13	239,000	232,167	6,833
Citigroup, Inc.	Norwegian Krone	4,398,790	Sell	04/19/13	801,000	752,615	48,385
Citigroup, Inc.	New Zealand Dollar	254,311	Sell	04/19/13	214,000	212,542	1,458
Citigroup, Inc.	Russian Ruble	2,160,246	Sell	04/19/13	71,000	69,257	1,743
Citigroup, Inc.	Norwegian Krone	1,361,105	Sell	04/19/13	249,000	232,879	16,121
Citigroup, Inc.	Swedish Krona	164,026	Sell	04/19/13	26,000	25,161	839
Citigroup, Inc.	Malaysian Ringgit	133,954	Sell	06/14/13	43,000	43,041	(41)
Citigroup, Inc.	Indian Rupee	14,322,700	Sell	06/14/13	259,000	259,523	(523)
Citigroup, Inc.	Malaysian Ringgit	840,375	Sell	06/14/13	270,000	270,023	(23)
Citigroup, Inc.	Hungarian Forint	31,617,155	Sell	04/19/13	142,605	132,880	9,725
Citigroup, Inc.	Hungarian Forint	108,166,800	Sell	04/19/13	487,240	454,604	32,636
Citigroup, Inc.	British Pound	324,256	Sell	04/19/13	510,000	492,647	17,353
Citigroup, Inc.	Polish Zloty	350,989	Sell	06/14/13	108,000	107,146	854
Citigroup, Inc.	Russian Ruble	5,613,660	Sell	04/19/13	184,873	179,974	4,899
Citigroup, Inc.	British Pound	323,039	Sell	04/19/13	510,000	490,798	19,202
Citigroup, Inc.	Polish Zloty	857,974	Sell	06/14/13	264,000	261,912	2,088
Citigroup, Inc.	Swiss Franc	231,987	Sell	04/19/13	250,000	244,429	5,571
Citigroup, Inc.	Swiss Franc	152,308	Sell	04/19/13	164,000	160,477	3,523
Citigroup, Inc.	British Pound	178,068	Sell	04/19/13	282,000	270,541	11,459

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Polish Zloty	345,091	Sell	06/14/13	$108,000	$105,345	$2,655
Citigroup, Inc.	Russian Ruble	11,313,529	Sell	04/19/13	368,201	362,710	5,491
Citigroup, Inc.	Polish Zloty	349,376	Sell	06/14/13	108,000	106,653	1,347
Citigroup, Inc.	South African Rand	1,016,522	Sell	06/14/13	109,000	109,448	(448)
Citigroup, Inc.	Singapore Dollar	135,069	Sell	06/14/13	108,000	108,916	(916)
Citigroup, Inc.	Singapore Dollar	330,169	Sell	06/14/13	264,000	266,240	(2,240)
Citigroup, Inc.	Swedish Krona	1,009,767	Sell	04/19/13	155,000	154,896	104
Citigroup, Inc.	Norwegian Krone	2,712,268	Sell	04/19/13	485,000	464,058	20,942
Citigroup, Inc.	South African Rand	1,055,465	Sell	06/14/13	114,000	113,641	359
Citigroup, Inc.	Mexican Peso	1,365,784	Sell	06/14/13	108,000	109,807	(1,807)
Citigroup, Inc.	South African Rand	1,000,223	Sell	06/14/13	108,000	107,693	307
Citigroup, Inc.	Mexican Peso	1,315,514	Sell	06/14/13	104,000	105,765	(1,765)
Citigroup, Inc.	Swedish Krona	1,089,761	Sell	04/19/13	167,000	167,167	(167)
Citigroup, Inc.	Norwegian Krone	2,689,685	Sell	04/19/13	480,000	460,194	19,806
Citigroup, Inc.	South African Rand	2,620,145	Sell	06/14/13	283,000	282,108	892
Citigroup, Inc.	South African Rand	2,454,251	Sell	06/14/13	265,000	264,247	753
Citigroup, Inc.	Mexican Peso	3,351,229	Sell	06/14/13	265,000	269,433	(4,433)
Citigroup, Inc.	Polish Zloty	849,489	Sell	06/14/13	266,000	259,322	6,678
Citigroup, Inc.	Mexican Peso	3,352,031	Sell	06/14/13	265,000	269,497	(4,497)
Citigroup, Inc.	Norwegian Krone	3,124,483	Sell	04/19/13	565,000	534,586	30,414
Citigroup, Inc.	Mexican Peso	3,362,630	Sell	06/14/13	266,000	270,350	(4,350)
Citigroup, Inc.	South African Rand	1,003,981	Sell	06/14/13	109,000	108,098	902
Citigroup, Inc.	Swedish Krona	363,114	Sell	04/19/13	56,000	55,701	299
Citigroup, Inc.	New Zealand Dollar	1,027,526	Sell	04/19/13	855,000	858,764	(3,764)
Citigroup, Inc.	Polish Zloty	348,480	Sell	06/14/13	109,000	106,380	2,620
Citigroup, Inc.	Norwegian Krone	4,131,883	Sell	04/19/13	743,000	706,948	36,052
Citigroup, Inc.	New Zealand Dollar	495,981	Sell	04/19/13	415,000	414,521	479
Citigroup, Inc.	Swiss Franc	77,657	Sell	04/19/13	84,000	81,822	2,178
Citigroup, Inc.	South African Rand	1,007,543	Sell	06/14/13	110,000	108,481	1,519
Citigroup, Inc.	Swiss Franc	242,079	Sell	04/19/13	262,000	255,063	6,937
Citigroup, Inc.	Swiss Franc	178,243	Sell	04/19/13	193,038	187,803	5,235
Citigroup, Inc.	South African Rand	2,308,190	Sell	06/14/13	252,000	248,520	3,480
Citigroup, Inc.	Mexican Peso	3,432,590	Sell	06/14/13	266,000	275,974	(9,974)
Citigroup, Inc.	Czech Koruna	12,645,091	Sell	06/14/13	645,999	629,186	16,813
Citigroup, Inc.	South African Rand	687,515	Sell	06/14/13	75,506	74,024	1,482
Citigroup, Inc.	Colombian Peso	418,100,000	Sell	07/12/13	226,000	227,103	(1,103)
Citigroup, Inc.	Philippine Peso	8,859,025	Sell	07/12/13	217,000	217,200	(200)
Credit Suisse Group AG	Norwegian Krone	57,807	Sell	04/19/13	10,000	9,891	109
Credit Suisse Group AG	Australian Dollar	355,748	Sell	04/19/13	369,000	369,919	(919)
Credit Suisse Group AG	British Pound	193,626	Sell	04/19/13	292,000	294,178	(2,178)
Credit Suisse Group AG	British Pound	203,853	Sell	04/19/13	306,000	309,716	(3,716)
Credit Suisse Group AG	Norwegian Krone	6,143,775	Sell	04/19/13	1,080,000	1,051,175	28,825
Credit Suisse Group AG	Swedish Krona	335,940	Sell	04/19/13	53,000	51,532	1,468
Credit Suisse Group AG	Hungarian Forint	59,084,155	Sell	04/19/13	264,583	248,319	16,264
Credit Suisse Group AG	Hungarian Forint	77,383,551	Sell	04/19/13	346,886	325,227	21,659
Credit Suisse Group AG	Turkish Lira	1,404,813	Sell	06/14/13	764,275	769,154	(4,879)
Credit Suisse Group AG	Brazilian Real	665,658	Sell	04/05/13	324,000	329,300	(5,300)
Credit Suisse Group AG	Norwegian Krone	326,403	Sell	04/19/13	58,000	55,846	2,154
Credit Suisse Group AG	Swedish Krona	6,369,505	Sell	04/19/13	976,335	977,069	(734)
Credit Suisse Group AG	Norwegian Krone	3,406,376	Sell	04/19/13	606,979	582,817	24,162
Credit Suisse Group AG	New Zealand Dollar	1,063,175	Sell	04/19/13	882,318	888,558	(6,240)
Deutsche Bank AG	Chinese Yuan	1,341,261	Sell	01/14/14	212,780	212,956	(176)
Deutsche Bank AG	Brazilian Real	214,682	Sell	04/05/13	108,000	106,203	1,797
Deutsche Bank AG	Brazilian Real	524,779	Sell	04/05/13	264,000	259,608	4,392
Deutsche Bank AG	Brazilian Real	205,338	Sell	04/05/13	104,000	101,580	2,420
Deutsche Bank AG	Hungarian Forint	26,992,468	Sell	04/19/13	113,000	113,444	(444)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Japanese Yen	17,275,365	Sell	04/19/13	$183,000	$183,537	$(537)
Deutsche Bank AG	Norwegian Krone	6,576,987	Sell	04/19/13	1,126,000	1,125,296	704
Deutsche Bank AG	New Zealand Dollar	147,093	Sell	04/19/13	121,000	122,934	(1,934)
Deutsche Bank AG	Swedish Krona	1,783,079	Sell	04/19/13	276,000	273,521	2,479
Deutsche Bank AG	Brazilian Real	260,572	Sell	04/05/13	131,000	128,905	2,095
Deutsche Bank AG	Swedish Krona	589,225	Sell	04/19/13	91,000	90,386	614
Deutsche Bank AG	British Pound	768,132	Sell	04/19/13	1,152,000	1,167,032	(15,032)
Deutsche Bank AG	Hungarian Forint	26,513,474	Sell	04/19/13	112,124	111,431	693
Deutsche Bank AG	Australian Dollar	150,818	Sell	04/19/13	155,000	156,826	(1,826)
Deutsche Bank AG	Swedish Krona	3,408,652	Sell	04/19/13	535,000	522,880	12,120
Deutsche Bank AG	Australian Dollar	255,930	Sell	04/19/13	262,000	266,125	(4,125)
Deutsche Bank AG	Norwegian Krone	6,200,072	Sell	04/19/13	1,079,000	1,060,807	18,193
Deutsche Bank AG	Japanese Yen	6,990,203	Sell	04/19/13	73,000	74,265	(1,265)
Deutsche Bank AG	British Pound	288,973	Sell	04/19/13	434,000	439,040	(5,040)
Deutsche Bank AG	Hungarian Forint	58,584,452	Sell	04/19/13	252,989	246,218	6,771
Deutsche Bank AG	EU Euro	58,481	Sell	04/19/13	76,000	74,972	1,028
Deutsche Bank AG	EU Euro	206,782	Sell	04/19/13	269,000	265,093	3,907
Deutsche Bank AG	Russian Ruble	231,445	Sell	04/19/13	7,517	7,420	97
Deutsche Bank AG	Russian Ruble	2,414,490	Sell	04/19/13	78,417	77,409	1,008
Deutsche Bank AG	Russian Ruble	5,610,511	Sell	04/19/13	184,344	179,872	4,472
Deutsche Bank AG	Russian Ruble	1,418,010	Sell	04/19/13	46,591	45,461	1,130
Deutsche Bank AG	New Zealand Dollar	419,323	Sell	04/19/13	351,000	350,453	547
Deutsche Bank AG	Norwegian Krone	1,790,719	Sell	04/19/13	326,000	306,385	19,615
Deutsche Bank AG	Russian Ruble	10,600,000	Sell	04/19/13	348,833	339,834	8,999
Deutsche Bank AG	Russian Ruble	10,400,000	Sell	04/19/13	342,252	333,423	8,829
State Street	Norwegian Krone	561,311	Sell	04/19/13	101,000	96,038	4,962
Deutsche Bank AG	New Zealand Dollar	1,294,244	Sell	04/19/13	1,086,000	1,081,676	4,324
Deutsche Bank AG	Hungarian Forint	48,753,600	Sell	04/19/13	224,000	204,902	19,098
Deutsche Bank AG	Hungarian Forint	131,895,900	Sell	04/19/13	606,000	554,333	51,667
Deutsche Bank AG	Indian Rupee	13,950,720	Sell	06/14/13	252,000	252,783	(783)
Deutsche Bank AG	Peruvian Nuevo Sol	701,325	Sell	06/14/13	270,000	270,245	(245)
Deutsche Bank AG	Romanian New Leu	696,900	Sell	06/14/13	200,000	200,374	(374)
Deutsche Bank AG	South African Rand	647,598	Sell	06/14/13	69,000	69,726	(726)
Deutsche Bank AG	Thai Baht	1,794,626	Sell	06/14/13	61,000	61,004	(4)
Deutsche Bank AG	Russian Ruble	7,429,071	Sell	04/19/13	244,233	238,175	6,058
Deutsche Bank AG	British Pound	331,147	Sell	04/19/13	521,000	503,116	17,884
Deutsche Bank AG	British Pound	36,744	Sell	04/19/13	58,000	55,826	2,174
Deutsche Bank AG	Brazilian Real	696,787	Sell	04/05/13	338,000	344,700	(6,700)
Deutsche Bank AG	Polish Zloty	846,765	Sell	06/14/13	265,000	258,490	6,510
Deutsche Bank AG	Singapore Dollar	135,052	Sell	06/14/13	108,000	108,902	(902)
Deutsche Bank AG	South Korean Won	137,317,200	Sell	06/14/13	123,000	122,928	72
Deutsche Bank AG	South African Rand	2,481,042	Sell	06/14/13	266,000	267,131	(1,131)
Deutsche Bank AG	Singapore Dollar	343,882	Sell	06/14/13	275,000	277,297	(2,297)
Deutsche Bank AG	Polish Zloty	857,293	Sell	06/14/13	265,000	261,704	3,296
Deutsche Bank AG	South Korean Won	269,052,400	Sell	06/14/13	241,000	240,860	140
Deutsche Bank AG	New Zealand Dollar	193,201	Sell	04/19/13	161,000	161,470	(470)
Deutsche Bank AG	Polish Zloty	344,863	Sell	06/14/13	108,000	105,276	2,724
Deutsche Bank AG	New Zealand Dollar	304,214	Sell	04/19/13	254,000	254,249	(249)
Deutsche Bank AG	South African Rand	2,450,328	Sell	06/14/13	266,000	263,824	2,176
Deutsche Bank AG	Polish Zloty	850,897	Sell	06/14/13	266,000	259,752	6,248
Deutsche Bank AG	Mexican Peso	2,903,874	Sell	06/14/13	226,000	233,466	(7,466)
Deutsche Bank AG	Turkish Lira	412,504	Sell	06/14/13	227,000	225,852	1,148
Deutsche Bank AG	British Pound	911,067	Sell	04/19/13	1,461,571	1,384,195	77,376
Deutsche Bank AG	Mexican Peso	6,334,557	Sell	06/14/13	493,000	509,287	(16,287)
Deutsche Bank AG	Turkish Lira	968,568	Sell	06/14/13	533,000	530,304	2,696
Deutsche Bank AG	Hungarian Forint	53,370,646	Sell	04/19/13	237,000	224,306	12,694
Deutsche Bank AG	South Korean Won	253,993,730	Sell	06/14/13	231,524	227,379	4,145
Deutsche Bank AG	British Pound	719,473	Sell	04/19/13	1,156,885	1,093,104	63,781
Deutsche Bank AG	Thai Baht	8,187,856	Sell	06/14/13	273,070	278,326	(5,256)
Deutsche Bank AG	South Korean Won	70,588,295	Sell	06/14/13	64,344	63,192	1,152
Deutsche Bank AG	Malaysian Ringgit	209,107	Sell	06/14/13	67,000	67,189	(189)
Deutsche Bank AG	Malaysian Ringgit	558,659	Sell	06/14/13	179,000	179,504	(504)
Deutsche Bank AG	Mexican Peso	1,416,270	Sell	06/14/13	110,000	113,866	(3,866)
Deutsche Bank AG	Czech Koruna	28,014,086	Sell	06/14/13	1,430,604	1,393,907	36,697
Deutsche Bank AG	Mexican Peso	3,463,425	Sell	06/14/13	269,000	278,453	(9,453)
Deutsche Bank AG	Philippine Peso	11,349,350	Sell	07/12/13	278,000	278,256	(256)
Deutsche Bank AG	Philippine Peso	27,801,825	Sell	07/12/13	681,000	681,627	(627)
Deutsche Bank AG	Philippine Peso	6,421,120	Sell	07/12/13	158,000	157,429	571
Deutsche Bank AG	Colombian Peso	2,610,160	Sell	07/12/13	1,436	1,417	19
Deutsche Bank AG	Philippine Peso	16,946,880	Sell	07/12/13	417,000	415,493	1,507

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Chinese Yuan	3,111,565	Sell	08/09/13	$494,960	$497,207	$(2,247)
Deutsche Bank AG	Hungarian Forint	38,295,285	Sell	04/19/13	171,527	160,947	10,580
Deutsche Bank AG	Hungarian Forint	25,493,738	Sell	04/19/13	114,265	107,145	7,120
Goldman Sachs & Co.	EU Euro	270,065	Sell	04/19/13	345,000	346,221	(1,221)
Goldman Sachs & Co.	Hungarian Forint	12,493,309	Sell	04/19/13	56,000	52,507	3,493
Goldman Sachs & Co.	Norwegian Krone	3,047,388	Sell	04/19/13	554,000	521,396	32,604
Goldman Sachs & Co.	Swedish Krona	3,365,286	Sell	04/19/13	529,000	516,228	12,772
Goldman Sachs & Co.	Polish Zloty	1,429,272	Sell	06/14/13	434,000	436,311	(2,311)
Goldman Sachs & Co.	Polish Zloty	411,582	Sell	06/14/13	128,000	125,643	2,357
Goldman Sachs & Co.	South African Rand	2,427,352	Sell	06/14/13	266,750	261,350	5,400
HSBC	Brazilian Real	120,285	Sell	04/05/13	61,000	59,505	1,495
HSBC	Brazilian Real	356,269	Sell	04/05/13	179,579	176,246	3,333
JPMorgan Chase & Co.	Russian Ruble	6,744,935	Sell	04/19/13	217,000	216,242	758
JPMorgan Chase & Co.	Japanese Yen	18,041,020	Sell	04/19/13	191,000	191,672	(672)
JPMorgan Chase & Co.	Australian Dollar	319,420	Sell	04/19/13	331,000	332,144	(1,144)
JPMorgan Chase & Co.	Australian Dollar	980,747	Sell	04/19/13	1,014,000	1,019,814	(5,814)
JPMorgan Chase & Co.	EU Euro	334,333	Sell	04/19/13	434,000	428,613	5,387
JPMorgan Chase & Co.	EU Euro	819,655	Sell	04/19/13	1,064,000	1,050,793	13,207
JPMorgan Chase & Co.	Australian Dollar	410,126	Sell	04/19/13	422,000	426,464	(4,464)
JPMorgan Chase & Co.	Hungarian Forint	127,652,818	Sell	04/19/13	553,653	536,500	17,153
JPMorgan Chase & Co.	Australian Dollar	253,768	Sell	04/19/13	259,000	263,877	(4,877)
JPMorgan Chase & Co.	Australian Dollar	259,831	Sell	04/19/13	266,000	270,181	(4,181)
JPMorgan Chase & Co.	Russian Ruble	1,793,742	Sell	04/19/13	58,000	57,507	493
JPMorgan Chase & Co.	EU Euro	598,999	Sell	04/19/13	781,000	767,912	13,088
JPMorgan Chase & Co.	EU Euro	1,034,942	Sell	04/19/13	1,343,175	1,326,789	16,386
JPMorgan Chase & Co.	British Pound	201,620	Sell	04/19/13	306,000	306,323	(323)
JPMorgan Chase & Co.	Japanese Yen	21,932,904	Sell	04/19/13	237,000	233,020	3,980
JPMorgan Chase & Co.	British Pound	412,954	Sell	04/19/13	647,000	627,407	19,593
JPMorgan Chase & Co.	Turkish Lira	351,276	Sell	06/14/13	191,000	192,328	(1,328)
JPMorgan Chase & Co.	South Korean Won	91,256,160	Sell	06/14/13	82,000	81,694	306
JPMorgan Chase & Co.	Norwegian Krone	2,044,019	Sell	04/19/13	368,000	349,723	18,277
JPMorgan Chase & Co.	Brazilian Real	1,011,008	Sell	04/05/13	489,000	500,144	(11,144)
JPMorgan Chase & Co.	Brazilian Real	2,164,673	Sell	04/05/13	1,047,000	1,070,860	(23,860)
JPMorgan Chase & Co.	Russian Ruble	4,383,540	Sell	04/19/13	142,000	140,536	1,464
JPMorgan Chase & Co.	British Pound	171,646	Sell	04/19/13	261,000	260,784	216
UBS Warburg LLC	Japanese Yen	100,879,657	Sell	04/19/13	1,057,000	1,071,767	(14,767)
UBS Warburg LLC	New Zealand Dollar	487,491	Sell	04/19/13	405,000	407,425	(2,425)
UBS Warburg LLC	New Zealand Dollar	253,733	Sell	04/19/13	214,000	212,060	1,940
UBS Warburg LLC	New Zealand Dollar	197,717	Sell	04/19/13	167,000	165,244	1,756
UBS Warburg LLC	New Zealand Dollar	201,129	Sell	04/19/13	168,000	168,096	(96)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS Warburg LLC	British Pound	89,393	Sell	04/19/13	$143,000	$135,816	$7,184
UBS Warburg LLC	Norwegian Krone	7,973,109	Sell	04/19/13	1,436,000	1,364,166	71,834
							$1,208,464

ING Balanced Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	2	06/06/13	$347,280	$6,180
Australia 10-Year Bond	2	06/17/13	253,209	3,322
Australia 3-Year Bond	5	06/17/13	567,247	1,633
Canada 10-Year Bond	6	06/19/13	797,480	3,476
Euro-Bobl 5-Year	15	06/06/13	2,436,548	15,545
Euro-Schatz	25	06/06/13	3,551,377	3,592
Long Gilt	16	06/26/13	2,887,697	67,089
Mini MSCI EAFE Index	24	06/21/13	1,991,040	(2,673)
Mini MSCI Emerging Markets Index	17	06/21/13	873,290	(7,858)
S&P 500 E-Mini	98	06/21/13	7,657,230	5,643
Short Gilt	8	06/26/13	1,269,658	816
U.S. Treasury 2-Year Note	69	06/28/13	15,211,265	(1,033)
U.S. Treasury 5-Year Note	45	06/28/13	5,582,461	2,763
U.S. Treasury Long Bond	44	06/19/13	6,356,625	16,754
			$49,782,407	$115,249
Short Contracts
Euro-Bund	(28)	06/06/13	(5,221,914)	(59,880)
Medium Gilt	(11)	06/26/13	(1,919,605)	(18,534)
U.S. Treasury 10-Year Note	(144)	06/19/13	(19,005,751)	(24,785)
U.S. Treasury Ultra Long Bond	(16)	06/19/13	(2,521,500)	24,465
			$(28,668,770)	$(78,734)

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	$1,621	$8,682	$(7,061)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	799	4,459	(3,660)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	5,473	15,954	(10,481)
							$7,893	$29,095	$(21,202)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/13 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	79.017	USD	284,000	$(75,792)	$(10,979)	$(64,813)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	79.017	USD	139,000	(37,096)	(4,927)	(32,169)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	79.017	USD	241,000	(64,317)	(8,433)	(55,884)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	79.017	USD	480,000	(128,100)	(8,429)	(119,671)
								$(305,305)	(32,768)	$(272,537)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.100% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Credit Suisse Group AG	04/03/15	AUD	13,900,000	$(10,760)	$—	$(10,760)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	6,000,000	(132,315)	—	(132,315)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL	1,000,000	(3,677)	—	(3,677)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	6,400,000	(141,137)	—	(141,137)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	2,000,000,000	(75,765)	—	(75,765)
Receive a fixed rate equal to 4.465% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Bank of America	03/28/16	MXN	17,000,000	(421)	—	(421)
Receive a fixed rate equal to 5.595% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Bank of America	03/14/23	MXN	6,600,000	1,539	—	1,539
Receive a fixed rate equal to 5.580% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Citigroup, Inc.	03/14/23	MXN	6,900,000	918	—	918
Receive a fixed rate equal to 5.590% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Deutsche Bank AG	03/14/23	MXN	4,925,000	984	—	984
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: HSBC Bank PLC	03/13/23	MXN	6,900,000	729	—	729
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	4,500,000	(80,749)	—	(80,749)
				$(440,654)	$—	$(440,654)

ING Balanced Portfolio Written OTC Options on March 31, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,300,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1 .220	USD	09/09/13	$42,400	$(50,052)
2,600,000	Barclays Bank PLC	USD Put vs. JPY Call Currency Option	88 .500	USD	06/13/13	8,840	(11,026)
2,700,000	Barclays Bank PLC	USD Put vs. JPY Call Currency Option	89 .000	USD	04/02/13	5,400	(24)
2,700,000	Deutsche Bank AG	USD Put vs. JPY Call Currency Option	86 .000	USD	05/16/13	7,316	(2,027)
				Total Written OTC Options		$63,956	$(63,129)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Credit contracts	$(297,412)
Equity contracts	(4,888)
Foreign exchange contracts	(232,191)
Interest rate contracts	(399,251)
Total	$(933,742)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013